                                      Registration No. 33-13774
                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549

                              FORM S-6

                           POST-EFFECTIVE
                          AMENDMENT NO. 19

                       REGISTRATION STATEMENT
                               UNDER
                     THE SECURITIES ACT OF l933

                       SEPARATE ACCOUNT FOUR
                                 OF
                       THE MANUFACTURERS LIFE
                    INSURANCE COMPANY OF AMERICA
                       (Exact name of trust)

                       THE MANUFACTURERS LIFE
                    INSURANCE COMPANY OF AMERICA
                        (Name of depositor)

                       500 N. Woodward Avenue
                  Bloomfield Hills, Michigan 48304
        (Address of depositor's principal executive offices)

                         STEPHEN C. NESBITT
  Secretary and General Counsel    Notice to:
  The Manufacturers Life           J. Sumner Jones, Esq.
  Insurance Company of America     Jones & Blouch
  500 N. Woodward Avenue              1025 Thomas Jefferson  St.,
  N.W.
  Bloomfield Hills, Michican 48304 Washington, D.C.  20007
               (Name and Address of Agent for Service)

       It is proposed that this filing will become effective:
       ___ immediately upon filing pursuant to paragraph (b) of Rule 485
       ___ on February 14, 1996 pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       _x_ on February 14, 1996 pursuant to paragraph (a)(1) of Rule 485
       ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

  Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of individual variable annuity contracts for sale under the Securities Act of 1933 and filed a Rule 24f-2 notice on February 28, 1995 for its its fiscal year ended December 31, 1994.

                       SEPARATE ACCOUNT FOUR
                                 OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                 Registration Statement on Form S-6
                       Cross-Reference Sheet

  Form
  N-8B-2
  Item No.                        Caption in Prospectus


        1 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Is Manufacturers Life of America's Separate Account Four?)
        2 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (Who Are Manufacturers Life Of America And Manufacturers Life?)
        3 -----  *
        4 ----- Other Matters (Who Sells The Policies And What Are The Sales Commissions?)
        5 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Is Manufacturers Life of America's Separate Account Four?)
        6 ----- General Information About Manufacturers Life of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Is Manufacturers Life of America's Separate Account Four?)
        7 -----  *
        8 -----  *
        9 -----  Other   Matters   (Is   There   Any   Litigation
                 Pending?)
       10 -----  Detailed Information About The Policies
       11 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Is Manulife Series Fund, Inc.?)
       12 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Are Manulife Series Fund and NASL Series Trust?)

  Form
  N-8B-2
  Item No.                        Caption in Prospectus


       13 -----  Detailed   Information   About    The   Policies
                 (Charges)

       14 ----- Detailed Information About the Policies (Premium Provisions -- What Are the Requirements and Procedures for Issuance of a Policy?); Other Matters (What Responsibilities Has Manufacturers Life Assumed?)

       15 ----- Detailed Information About The Policies (Premium Provisions -- What Are the Requirements and Procedures for Issuance of a Policy?)
       16 -----  **
       17 ----- Detailed Information About The Policies (Policy Values -- How May a Policyowner Obtain the Net Cash Surrender Value?; Other Provisions -- When Are Proceeds Paid?)
       18 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund, and NASL Series Trust
       19 ----- Detailed Information About The Policies (Other Provisions -- What Reports Will Be Sent To Policyowners?); Other Matters (What Responsibilities Has Manufacturers Life Assumed?)
       20 -----  *
       21 -----  Detailed Information About The Policies
       22 -----  *
       23 -----  **
       24 ----- Detailed Information About the Policies (Other Provisions -- What Are The Other General Policy Provisions?)
       25 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (Who Are Manufacturers Life Of America And Manufacturers Life?)
       26 -----  *
       27 -----  **

   *   Omitted  since   answer  is  negative   or  item  is   not
       applicable.
  **   Omitted.

  Form
  N-8B-2
  Item No.                        Caption in Prospectus

       28 ----- Other Matters (Who Are The Directors And Officers Of Manufacturers Life Of America?)
       29 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (Who Are Manufacturers Life Of America And Manufacturers Life?)

       30 -----  *
       31 -----  *
       32 -----  *
       33 -----  *
       34 -----  *
       35 -----  **
       36 -----  *
       37 -----  *

       38 ----- Other Matters (Who Sells The Policies And What Are The Sales Commissions?; What Responsibilities Has Manufacturers Life Assumed?)
       39 ----- Other Matters (Who Sells The Policies And What Are The Sales Commissions?)
       40 -----  *
       41 -----  **
       42 -----  *
       43 -----  *
       44 ----- Detailed Information About The Policies (Policy Values -- What Is the Policy Value and How Is It Determined?)
       45 -----  *
       46 ----- Detailed Information About The Policies (Policy Values -- How May a Policyowner Obtain the Net Cash Surrender Value?; Other Provisions -- When Are Proceeds Paid?)
       47 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series Fund and NASL Series Trust (What Are Manulife Series Fund and NASL Series Trust?)
       48 -----  *
       49 -----  *


  *    Omitted  since   answer  is  negative   or  item  is   not
       applicable.
  **   Omitted.

  Form
  N-8B-2
  Item No.                        Caption in Prospectus


       50 ----- General Information About Manufacturers Life Of America, Separate Account Four, Manulife Series
                 Fund   and   NASL   Series    Trust   (What   Is
                 Manufacturers   Life   Of   America's   Separate
                 Account Four?)
       51 -----  Detailed Information About The Policies
       52 ----- Detailed Information About The Policies (Other Provisions -- Under What Circumstances May Fund Shares Be Substituted?)
       53 -----  **
       54 -----  *
       55 -----  *
       56 -----  *
       57 -----  *
       58 -----  *
       59 -----  Financial Statements






  *    Omitted  since   answer  is  negative   or  item  is   not
  applicable.
  **   Omitted.

                               PART I

                             PROSPECTUS

                           Prospectus for
                     Flexible Premium Variable
                           Life Insurance

                             Issued by
                  The Manufacturers Life Insurance
                         Company of America

                             Prospectus

                  The Manufacturers Life Insurance
                         Company of America
                       Separate Account Four
          Flexible Premium Variable Life Insurance Policy


  This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the
  Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for:
  (1) a  Net  Cash  Surrender  Value  that  can  be  obtained  by surrendering the Policy; (2) policy loans; and (3) an insurance benefit payable at the life insured's death. As long as a Policy remains in force, the death benefit will not be less than the current face amount of the Policy.

  <REDLINE>
  A Policy's Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Four (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio ( a "Portfolio") of Manulife Series Fund, Inc. ("Manulife Series Fund") or NASL Series Trust. The accompanying prospectuses for Manulife Series Fund and NASL Series Trust, and the corresponding statements of additional information, describe the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the following Portfolios of Manulife Series Fund: the Emerging Growth Equity Fund, the
  Balanced Assets Fund, the Capital Growth Bond Fund, the Money-Market Fund, the Common Stock Fund, the Real Estate Securities Fund, the International Fund, the Pacific Rim Emerging Markets Fund, and, subject to regulatory approval, the Equity Index Fund (collectively the "Manulife Funds") and the following Portfolios of NASL Series Trust: the Value Equity Trust, the U.S. Government Securities Trust, the Growth and Income Trust, the Equity Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust and the Aggressive Asset Allocation Trust (collectively the "NASL

  Trusts"). Other sub-accounts and Portfolios may be added in the future.</REDLINE>

  Prospective  purchasers  should   note  that  it  may   not  be
  advisable to purchase a Policy as a replacement for existing insurance.

  Because of the substantial nature of the surrender charges, the Policy is not suitable for short-term investment purposes. A policyowner contemplating surrender of a Policy should pay special attention to the refund rights described in this prospectus, which are available only during the first two years following issuance of the Policy or following an increase in face amount. Also, policyowners should note that their Policy could be a modified endowment contract under federal tax law and any policy loan or surrender may result in adverse tax consequences and a penalty.

  <REDLINE>
  PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT
  PROSPECTUS  FOR MANULIFE  SERIES  FUND,  INC. AND  NASL  SERIES
  TRUST.
  </REDLINE>
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




  The Manufacturers Life Insurance
  Company of America
  500 North Woodward Avenue,
  Bloomfield Hills, Michigan 48304

  Service Office:
  200 Bloor Street East
  Toronto, Ontario, Canada M4W 1E5
  TELEPHONE: 1 (800) 827-4546
  1 (800) VARILIN(E)
  <REDLINE>
  The date of this Prospectus is February 14, 1996.</REDLINE>

  Prospectus Contents

                                                             Page
  Definitions
  Introduction To Policies
  <REDLINE>
  General Information About Manufacturers Life of
       America, Separate Account Four,
       Manulife Series Fund and NASL Series Trust
  </REDLINE>
  Who Are Manufacturers Life of America And
        Manufacturers Life?
  What Is Manufacturers Life of America's Separate
       Account Four?
  <REDLINE>
  What Are Manulife Series Fund And
       NASL Series Trust?
  What Are The Investment Objectives Of
       The Portfolios?
  </REDLINE>
  Detailed Information About The Policies
  PREMIUM PROVISIONS
  What Are The Requirements And Procedures For
       Issuance Of A Policy?
  What Limitations Apply To Premium
  Amounts?
  Is There A Death Benefit Guarantee?
  When Does A Policy Go Into Default?
  How Can A Terminated Policy Be Reinstated?
  How May Net Premiums Be Invested?
  Is There A Short-Term Cancellation Right, Or
       "Free Look"?
  What Are The Conversion Privileges Of The Policy?
  INSURANCE BENEFIT
  What Is The Insurance Benefit?
  What Death Benefit Options Are Available?
  Can The Death Benefit Option Be Changed?
  Can The Face Amount Of A Policy Be Changed?
  POLICY VALUES
  What Is The Policy Value And How Is It Determined?
  Transfers Of Policy Value
  What Are The Provisions Governing Policy
  Loans?
  How May A Policyowner Obtain The Net Cash
       Surrender Value?
  CHARGES
  What Deductions Are Made From Premiums?
  What Are The Surrender Charges?
  What Are The Monthly Deductions?
  Are There Special Provisions For Group Or
  Sponsored Arrangements?
  Are There Special Provisions For Exchanges?

                                                             Page

  What Are The Risk Charges Assessed Against
  Separate Account Assets?
  Are There Other Relevant Charges?
  THE GENERAL ACCOUNT
  What Is The General Account?
  OTHER PROVISIONS
  What Supplementary Benefits Are Available?
  Under What Circumstances May Fund Shares Be
       Substituted?
  What Are The Other General Policy Provisions?
  When Are Proceeds Paid?
  What Reports Will Be Sent To Policyowners?
  Other Matters
  What Is The Federal Tax Treatment Of The Policies?
  Tax Status Of The Policy
  What Is The Tax Treatment Of Policy Benefits?
  What Are The Company's Tax Considerations?
  Who Sells The Policies And What Are The Sales
       Commissions?
  What Responsibilities Has Manufacturers Life
       Assumed?
  What Are The Voting Rights?
  Who Are The Directors And Officers Of
       Manufacturers Life of America?
  What State Regulations Apply?
  Is There Any Litigation Pending?
  Where Can Further Information Be Found?
  Legal Considerations
  Legal Matters
  Experts
  Financial Statements
  Appendix
  What Are Some Illustrations Of Policy Values, Cash
       Surrender Values And Death Benefits?



  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN
  CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANULIFE SERIES FUND OR NASL SERIES TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANULIFE SERIES FUND OR NASL SERIES TRUST.


  You  are  urged  to  examine  this  prospectus  carefully.  The
  INTRODUCTION  TO POLICIES  will briefly  describe the  Flexible
  Premium  Variable   Life   Insurance  Policy.   More   detailed
  information will be found further in the prospectus.

  Definitions

  Business  Day-any  day   that  the  net  asset  value   of  the
  underlying shares of a sub-account of the Separate Account is determined.

  Cash Surrender Value-the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

  Guaranteed Interest Account-that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

  Investment  Account-that   part  of  the  Policy   Value  which
  reflects   the  value  the  policyowner  has   in  one  of  the
  sub-accounts of the Separate Account.

  Loan Account-that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

  Modified Policy  Debt-as of any  date the Policy  Debt plus the
  amount   of  interest  to  be   charged  to   the  next  policy
  anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

  Net Cash Surrender Value-the Cash Surrender Value less the value in the Loan Account.

  Net Policy  Value-the Policy Value  less the value  in the Loan
  Account.

  Policy Debt-as of any date the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

  Policy Value-the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

  Service   Office-the  office   we  designate   to  service  the
  Policies, which is shown on the cover page of this prospectus.

  Target Premium-a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

  Withdrawal Tier  Amount-as of any  date the product  of the Net
  Cash  Surrender  Value  at  the   previous  policy  anniversary
  multiplied by 10%.

  Introduction To Policies

  The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the corridor percentage test.

  General. The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. The policyowner may change death benefit options and may increase or decrease the face amount of the Policy.

  Premium payments may be made at any time and in any amount, subject to certain limitations.

  <REDLINE>
  After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Assets of the sub-accounts of Separate Account Four are invested in shares of a particular Portfolio of Manulife Series Fund or NASL Series Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made.

  The Manulife Funds currently offered are the: Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund, Money-Market Fund, International Fund, Pacific Rim Emerging Markets Fund, and, subject to regulatory approval, the Equity Index Fund. The NASL Trusts currently offered are the: Value Equity Trust, U.S. Government Securities Trust, Growth and Income Trust, Equity Trust, Conservative Asset Allocation Trust, Moderate Asset Allocation Trust and Aggressive Asset Allocation Trust.</REDLINE>

  The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

  Death Benefit.

  Death  Benefit Options.   The  policyowner  elects to  have the
  Policy's death benefit determined under one of two options:

  .    a death  benefit equal to  the face amount  of the Policy,
  and


  . a death benefit equal to the face amount of the Policy plus the Policy Value.

  Under either option, the death benefit may be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. (See Detailed Information About The
  Policies: Insurance Benefit "What Is The Insurance Benefit?" and "What Death Benefit Options Are Available?")

  The Policyowner May Change The Death Benefit Option. A change in the death benefit option may be requested after the Policy has been in force for two years. A change in death benefit option will be effective on a policy anniversary. (See Detailed Information About The Policies; Insurance Benefit "Can The Death Benefit Option Be Changed?")

  The Policyowner May Increase The Face Amount. After the Policy has been in force for one year, an increase in the face amount of the Policy may be requested once per policy year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. (See Detailed Information About The Policies; Insurance Benefit "Can The Face Amount Of A Policy Be Changed?")

  The Policyowner May Decrease The Face Amount. A decrease in the face amount may be requested after the Policy has been in force for one year, except during the one-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. A decrease in face amount will be effective only on a policy anniversary and may result in certain surrender charges being deducted from the Policy Value. (See Detailed Information About The Policies; Insurance Benefit "Can The Face Amount Of A Policy Be Changed?")

  Premium Payments Are Flexible.

  The policyowner may pay premiums at any time and in any amount, subject to certain limitations. (See Detailed Information About The Policies; Premium Provisions "What Are The Requirements And Procedures For Issuance Of A Policy?" and "What Limitations Apply To Premium Amounts?")

  In the first two policy years the policyowner must pay a minimum premium to keep the Policy in force. (See Detailed Information About The Policies; Premium Provisions "What Limitations Apply To Premium Amounts?" and "Is There A Death Benefit Guarantee?")
  After the second policy year there is no minimum premium required; however, by complying with the minimum premium schedule for the Policy, the policyowner can ensure the Policy will not go into default prior to the life insured's reaching age 70. (See Detailed Information About The Policies; Premium Provisions "Is There A Death Benefit Guarantee?")

  Certain maximum premium limitations apply to the Policy, ensuring the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. (See Detailed Information About The Policies; Premium Provisions "What Limitations Apply To Premium Amounts?")

  Summary of Charges And Deductions.

  Charges under the Policy are assessed as:

  (1)  deductions from premiums
       .    3% sales charge
       .    2% state premium tax

  (2)  surrender  charges  upon  surrender,  partial  withdrawal, decrease in face amount or lapse
       .    deferred  underwriting  charge  of   $2-$6  for  each
            $1,000 of face amount
       .    deferred  sales  charge of  up to  47% of  two Target
            Premiums

  (3)  monthly deductions
       .    administration charge of $6
       .    cost of insurance charge (including  $1 per $1,000 of
            face amount for policies less than $25,000)
       .    supplementary benefits charge


  (4)  Certain transfers
       .    a Dollar  Cost Averaging transfer  charge of $5  when
            Policy Value does not exceed $15,000
       .    an Asset Allocation Balancer transfer charge of $15

  (5)  Separate Account charges
       . mortality and expense risk charge of .65% per annum assessed daily against the value of the Separate
            Account assets

  (6)  Other Charges
  <REDLINE> For the Manulife Funds:

       . investment management fee of .50% per annum assessed against the assets of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund
       . investment management fee of (i) .85% per annum assessed against the first $100 million of assets and (ii) .70% per annum assessed against the assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund
       . investment management fee of .25% per assum assessed against the assets of the Equity Index Fund
       . expenses of up to .50% and .65% per annum assessed against the assets of the International Fund and the Pacific Rim Emerging Markets Fund, respectively
       . expenses of up to .15% per annum assessed against the assets of the Equity Index Fund

  For the NASL Trusts:

  . investment management fee of .800% assessed against the assets of the Value Equity Trust
  . investment management fee of .650% assessed against the assets of the U.S. Government Securities Trust
  . investment management fee of .750% assessed against the assets of the Growth and Income Trust
  . investment management fee of .750% assessed against the assets of the Equity Trust
  . investment management fee of .750% assessed against the assets of the Conservative Asset Allocation Trust
  . investment management fee of .750% assessed against the assets of the Moderate Asset Allocation Trust
  . investment management fee of .750% assessed against the assets of the Conservative Asset Allocation Trust
  . expenses of up to .50% assessed against the assets of the NASL Trusts.</REDLINE>

  For a complete discussion of charges and deductions see the heading Charges And Deductions in this Introduction and the references therein.

  Investment Options.

  After deductions for sales charges of 3% and state premium taxes of 2%, net premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Four.

  Each of the sub-accounts of Separate Account Four invests its assets in the shares of one of the following:

  <REDLINE> For the Manulife Funds:
  .    Emerging Growth Equity Fund
  .    Balanced Assets Fund
  .    Capital Growth Bond Fund
  .    Money-Market Fund
  .    Common Stock Fund
  .    Real Estate Securities Fund
  .    International Fund
  .    Pacific Rim Emerging Markets Fund
  .    subject to regulatory approval, Equity Index Fund

  For the NASL Trusts:

  .    Value Equity Trust
  .    U.S. Government Securities Trust
  .    Growth and Income Trust
  .    Equity Trust
  .    Conservative Asset Allocation Trust
  .    Moderate Asset Allocation Trust
  .    Aggressive Asset Allocation Trust

  The policyowner may change the allocation of net premiums among the general account and the sub-accounts at any time. (See General Information About Manufacturers Life of America, Separate Account Four, Manulife Series Fund And Nasl Series Trust and Detailed Information About The Policies; Premium Provisions "How May Net Premiums Be Invested?" and Policy
  Values       "What   Is  The   Policy  Value  And   How  Is  It
  Determined?")</REDLINE>

  The Policy Value.

  The Policy has a Policy Value which reflects the following: premium payments made; deduction of charges described under "Charges And Deductions" below; investment performance of the sub-accounts to which amounts have been allocated; and
  interest credited by the Company to amounts allocated to the general account.

  The Policy Value  is the sum  of the  values in the  Investment
  Accounts,  the  Guaranteed  Interest   Account  and  the   Loan
  Account.

  Investment Account. An Investment Account is established under the Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. An Investment Account measures the interest of the Policy in the corresponding sub-account.

  The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account.

  (See Detailed  Information About The  Policies; Policy Values
  "What Is The Policy Value And How Is It Determined?")

  Guaranteed Interest Account. The Guaranteed Interest Account consists of that portion of the Policy Value based on net premiums allocated to and amounts transferred to the general account of the Company.

  Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. (See Detailed Information About The Policies; The General Account "What Is The General Account?")

  Loan Account. When a policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.

  The Company  will  credit  interest  to  amounts  in  the  Loan
  Account at an effective annual rate of at least 4%. The actual rate credited will be the rate charged on policy loans less an interest rate differential, which is currently 1.25%.

  Under certain conditions the Company will credit interest to a portion of the amounts in the Loan Account at an effective annual rate equal to the rate charged on policy loans less
  0.50%. (See  Detailed  Information About  The Policies;  Policy
  Values   "What Are The Provisions Governing Policy Loans?")

  Transfers Are Permitted. A policyowner may change the extent to which the Policy Value is based upon any specific sub-account of Separate Account Four or the Company's general account by requesting a transfer of a portion or all amounts in one account to another account.

  One transfer per policy month may be made. All transfer requests received at the same time are treated as a single transfer request. The minimum amount that may be transferred is the lesser of $500 or the entire account value. In addition transfers may be effected through the Dollar Cost Averaging or Asset Allocation Balancer transfer programs.

  Certain  restrictions  may  apply  to  transfer requests.  (See
  Detailed Information About The Policies; Policy Values    "What
  Is The Policy  Value And How  Is It  Determined?" (Transfer  of
  Policy Value))

  Using The Policy Value.

  Borrowing Against The Policy Value. After the first policy anniversary, the policyowner may borrow against the Policy
  Value. The minimum loan amount is $500.

  Loan interest will be charged either on a fixed basis or on a variable basis. Interest on a fixed basis will be at an effective annual rate of 8%. Interest on a variable basis will be at an effective annual rate equal to the greater of 6% or the Moody's Corporate Bond Yield Average Monthly Average Corporates. (See Detailed Information About The Policies; Policy Values "What Are The Provisions Governing Policy Loans?")

  A Policyowner May Make A Partial Withdrawal Of The Policy Value. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. The minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.


  A partial withdrawal may result in a reduction in the face amount of the Policy. A partial withdrawal may also result in the assessment of a portion of the surrender charges to which the Policy is subject. (See Detailed Information About The Policies; Policy Values "How May A Policyowner Obtain The Net Cash Surrender Value?" and Charges "What Are The Surrender Charges?")

  The  Policy  May Be  Surrendered  For  Its Net  Cash  Surrender
  Value. A Policy may be  surrendered for its Net  Cash Surrender
  Value at any time while the life insured is living.

  The Net Cash Surrender Value is equal to the Policy Value less surrender charges and outstanding monthly deductions due minus the value of the Loan Account. Surrender of a Policy within 15 years after policy issue or following an increase in the face amount will usually result in assessment of surrender charges. (See Detailed Information About The Policies; Policy Values "How May A Policyowner Obtain The Net Cash Surrender Value?"
  and Charges   "What Are The Surrender Charges?")

  Charges And Deductions.

  Charges Made From Premium Payments. Two deductions are made when premiums are paid:

  .    a sales charge of 3% of premium, and

  .    a charge of 2% for state premium taxes.

  The 3% sales charge and the deferred sales charge described below compensate the Company for some of the expenses of selling and distributing the Policies. (See Detailed Information About The Policies; Charges "What Deductions Are Made From Premiums?") A portion of the sales charge and the deferred sales charge may be subject to refund under certain circumstances. (See Detailed Information About The Policies;
  Charges   "What Are  The Surrender Charges?"; Refund  Of Excess
  Sales Charges)

  Charges On Surrender. Manufacturers Life of America will usually deduct a deferred underwriting charge and a deferred sales charge if, during the 15 years following Policy issue or an increase in the face amount:

  .    the  Policy is  surrendered  for  its Net  Cash  Surrender
  Value,

  .    a partial withdrawal  is made in excess  of the Withdrawal
       Tier Amount,

  .    a decrease in face amount is requested, or

  .    the Policy lapses.


  The deferred  underwriting charge  ranges from  $2.00 to  $6.00 for each $1,000 of face amount depending on the age of the life insured. The charge is guaranteed not to exceed $1,000 for each level of coverage.

  The maximum deferred sales charge is 47% of premiums paid up to two Target Premiums.

  The full amount of charges will be in effect for up to five years following issue of the Policy. Beginning no later than the sixth year these charges grade downward each month over a 10-year period. In the event of a face amount increase, the charges applicable to the increase, which will be at the same rates that would apply if a Policy were issued to the life insured at his or her then attained age, will be in effect for up to five years following such increase and thereafter grade downward over a 10-year period. (See Detailed Information
  About  The  Policies;  Charges       "What  Are  The  Surrender
  Charges?")

  Sales Charge Refund. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase or face amount decreased during the second year after issuance or after increase in face amount, Manufacturers Life of America will refund the difference, if any, between total sales charges deducted and the maximum sales charge allowable with respect to the Policy or the increase, as applicable. (See Detailed Information About The Policies; Charges "What Are The Surrender Charges?") If the Policy is surrendered after such two- year period, no refund will be available and the full amount of the surrender charge will apply.

  Monthly Charges. At  the beginning of each  month Manufacturers
  Life of America deducts from the Policy Value:

  .    an administration charge of $6,

  . a charge for the cost of insurance (plus, if applicable, $1 per $1,000 of face amount for policies with a face amount of less than $25,000), and

  .    a  charge for  any  supplementary  benefits added  to  the
  Policy.

  The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to age, amount of coverage, duration of coverage, and sex and risk class of the life insured. The maximum cost of insurance rate that can be charged is guaranteed not to exceed the 1980 Commissioners Standard Ordinary Smoker/ Nonsmoker Mortality Tables. Currently, the cost of insurance rates assessed under the Policies are less than the maximum rates that can be charged. The cost of insurance charge will reflect any extra charges for additional ratings as indicated in the Policy. (See Detailed Information About The Policies; Charges "What Are The Monthly Deductions?")

  Charges For Certain Transfers. Charges will be imposed on certain transfers of Policy Values, including a $15 charge for each Asset Allocation Balancer transfer and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values "Transfers of Policy Value."

  Charges Assessed Against Assets Of The Separate Account. Manufacturers Life of America makes a daily charge to the Separate Account at an annual rate of .65% of the value of the Separate Account assets for the mortality and expense risks it assumes under the Policies. (See Detailed Information About The Policies; Charges "What Are The Risk Charges Assessed Against Separate Account Assets?")

  Other Charges. Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate

  Account or the operations of the Company with respect to the Policies. No such charge is currently made.

  <REDLINE> Certain  expenses are, or  will be, assessed  against the assets of Portfolios, as follows:

       For Manulife Series Fund:
       (1) an investment management fee of (1) .50% per annum assessed against the assets of the Emerging Growth
            Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund;

       (2) an investment management fee of .85% per annum assessed against the first $100 million of assets and .70% per annum assessed against the assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund,
       (3) an investment management fee of .25% per annum assessed against the assets of the Equity Index Fund, and
       (4) expenses of up to .50% and .65% per annum assessed against the assets of the International Fund and the Pacific Rim Emerging Markets Fund, respectively, and up to .15% per annum against the assets of the Equity Index Fund. (See Detailed Information About The Policies; Charges "Are There Other Relevant Charges?")

  For NASL Series Trust:
  (1) investment management fee of .800% assessed against the assets of the Value Equity Trust
  (2) investment management fee of .650% assessed against the assets of the U.S. Government Securities Trust
  (3) investment management fee of .750% assessed against the assets of the Growth and Income Trust
  (4) investment management fee of .750% assessed against the assets of the Equity Trust
  (5) investment management fee of .750% assessed against the assets of the Conservative Asset Allocation Trust
  (6) investment management fee of .750% assessed against the assets of the Moderate Asset Allocation Trust
  (7) investment management fee of .750% assessed against the assets of the Conservative Asset Allocation Trust
  (8) expenses of up to .50% assessed against the assets of each of the NASL Trusts.</REDLINE>

  Supplementary Benefits.

  A policyowner may choose to include certain supplementary benefits to the Policy. These supplementary benefits include an accidental death benefit, life insurance for additional insured persons, an option to purchase additional insurance, a disability benefit to waive the cost of monthly deductions, a change of life insured option and an option to ensure a guaranteed Policy Value. The cost of any supplementary benefits will be deducted from the Policy Value monthly. (See Detailed Information About The Policies; Other Provisions "What Supplementary Benefits Are Available?")

  Default.

  The Policy will go into default (a) during the first two policy years, if the policyowner does not pay the required minimum premiums, or (b) after the second policy anniversary, if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the
  monthly  charges  then   due.  The  Company  will   notify  the
  policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. (See Detailed Information About The Policies; Premium Provisions "When Does A Policy Go Into Default?")

  Death Benefit Guarantee.

  As long as the premiums paid by the policyowner at least equal the minimum premiums for the Policy, the Company guarantees that the Policy will not go into default prior to the life insured's age 70, regardless of the investment performance of the Funds underlying the Policy Value. (See Detailed Information About The Policies; Premium Provisions "Is There A Death Benefit Guarantee?")

  Reinstatement.

  A terminated policy may be reinstated by the policyowner within the five-year period following the date of termination, providing certain conditions are met. (See Detailed Information About The Policies; Premium Provisions "How Can A Terminated Policy Be Reinstated?")

  Free Look.

  A Policy may be returned for a full refund within the later of:

  .    10 days after it is received

  .    45 days after the application for the Policy is signed

  . 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

  If a policyowner requests an increase in face amount which results in new surrender charges, these rights to cancel the increase will also apply. (See Detailed Information About The
  Policies;  Premium  Provisions       "Is  There   A  Short-Term
  Cancellation Right, Or `Free Look'?")

  Conversion.

  At any time, the policyowner may convert the Policy to a fixed benefit Policy with a Policy Value, other values based on the Policy Value and a death benefit which is determinable and guaranteed. The conversion is effected by transferring the
  Policy Value in all of the Investment Accounts to the Guaranteed Interest Account. (See Detailed Information About The Policies; Premium Provisions "What Are The Conversion Privileges Of The Policy?")

  Federal Tax Matters.

  Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a

  Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See Other Matters "What Is The Federal Tax Treatment Of The Policies?" (Tax Status Of The Policy).

  Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See Other Matters "What Is The Tax Treatment Of Policy Benefits?" (Tax Treatment Of Policy Benefits).

  If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See
  Other  Matters       "What  Is  The  Tax  Treatment  Of  Policy
  Benefits?" (Distributions From Policies Not Classified As Modified Endowment Contracts).

  <REDLINE>  General  Information  About  Manufacturers  Life  of
  America, Separate Account  Four, Manulife Series Fund  And NASL
  Series Trust </REDLINE>

  Who Are Manufacturers Life of America And
  Manufacturers Life?

  Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan, is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. The Manufacturers Life Insurance Company of Michigan is a life insurance company organized in 1983 under the laws of Michigan and is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America as measured by assets.

  What Is Manufacturers Life of America's Separate Account Four?

  Manufacturers Life of America established its Separate Account Four on March 17, 1987 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

  Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

  The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

  <REDLINE> What Are Manulife Series Fund And NASL Series Trust?

  Each sub-account of the Separate Account will purchase shares only of a particular Manulife Fund or NASL Trust. Manulife Series Fund and NASL Series Trust are registered under the 1940 Act as open-end management investment companies. The
  Separate Account will purchase and redeem shares of the Manulife Funds and the NASL Trusts at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

  Manulife Series Fund and NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company and, with respect to Manufacturers Life of America only, shares of the Manulife Series Fund are issued to its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Manulife Series Fund prospectus and the accompanying NASL Series Trust prospectus.

  The Series Fund receives investment management services from Manufacturers Adviser Corporation. Manufacturers Adviser Corporation is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. Fidelity Management Trust Company provides investment subadvisory services to the Equity, Conservative Asset Allocation, Moderate Asset Allocation and Aggressive Asset Allocation Trusts. Goldman Sachs Asset Management provides investment subadvisory services to the Value Equity Trust. Wellington Management Company provides investment subadvisory services to the Growth and Income Trust and Salomon Brothers Asset Management Inc provides investment subadvisory services to the U.S. Government Securities Trust.

  What Are The Investment Objectives Of The Portfolios?

  The  investment   objectives   of  the   Portfolios   currently
  available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

  Manulife Funds

  Emerging Growth Equity Fund. The investment objective of the Emerging Growth Equity Fund is to achieve growth of capital by investing primarily in equity securities of companies believed to offer growth potential over both the intermediate and the long term. Current income is not a significant consideration. In selecting investments, emphasis will be placed on securities of progressive companies with aggressive and competent managements. A substantial portion of the Fund's assets may be invested in emerging growth companies, which at the time of the Fund's investment may be paying no dividends to their shareholders.

  Balanced Assets Fund. The investment objective of the Balanced Assets Fund is to achieve intermediate and long-term growth through capital appreciation and income by investing in both debt and equity securities. The Fund will maintain at all times a balance between debt securities or preferred stocks, on the one hand, and common stocks, on the other. At least 25% of the Fund's assets will be invested in each of the two basic categories.

  Capital Growth Bond Fund. The investment objective of the Capital Growth Bond Fund is to achieve growth of capital by investing in medium-grade or better debt securities with income as a secondary consideration. The Capital Growth Bond Fund differs from most "bond" funds in that its primary objective is capital appreciation, not income. The Fund will be carefully positioned in relation to the term of debt obligations and the anticipated movement of interest rates.

  Money-Market Fund. The investment objective of the Money-Market Fund is to provide maximum current income consistent with capital preservation and liquidity by
  investing  in   a  portfolio  of   high-quality  money   market
  instruments.

  Common Stock Fund. The investment objective of the Common Stock Fund is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. In selecting investments, emphasis will be placed on companies with good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position, superior management skills, and earnings that tend to grow consistently. The Fund's investments are not limited to any particular type or size of company, but high-quality growth stocks are emphasized.

  Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. In pursuit of its objective, the Real Estate
  Securities Fund will invest principally in real estate investment trust equity and debt securities and other securities issued by companies which invest in real estate or interests therein. The Fund may also purchase the common stocks, preferred stocks, convertible securities and bonds of companies operating in industry groups relating to the real estate industry. This would include companies engaged in the development of real estate, building and construction, and other market segments related to real estate. The Fund will not invest directly in real property nor will it purchase mortgage notes directly. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in real estate related equity and debt securities.

  International Fund. The investment objective of the International Fund is to achieve long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of companies domiciled in countries other than the United States and Canada. It invests primarily in the securities markets of Western European countries, Australia, the Far East, Mexico and South America. The Fund will, under normal conditions, invest at least 65% of its net assets in common stocks and equity-related securities of established larger-capitalization companies that have attractive long-term prospects for growth of capital.

  Pacific Rim Emerging Markets Fund. The investment objective of the Pacific Rim Emerging Markets Fund is to achieve long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of companies domiciled in the countries of the Pacific Rim region. The Fund will, under normal conditions, invest at least 65% of its net assets in common stocks and equity-related securities of established larger-capitalization companies that have attractive long-term prospects for growth of capital.

  Equity Index Fund. The investment objective of the Equity Index Fund is to achieve investment results which approximate the total return of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

  A full description of the Manulife Series Fund, its investment objectives, policies and restrictions, its expenses, the risks associated therewith, and other aspects of its operation, is contained in the accompanying Manulife Series Fund prospectus, which should be read together with this prospectus.

  NASL Trusts

  Equity Trust.   The investment objective of the Equity Trust is
  to seek growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

  Value Equity Trust. The investment objective of the Value Equity Trust is to seek long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

  Growth and Income Trust. The investment objective of the Growth and Income Trust is to seek long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

  U.S. Government Securities Trust. The investment objective of the U.S. Government Securities Trust is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

  Automatic Asset Allocation Trusts. The investment objective of the Automatic Asset Allocation Trusts is to seek the highest potential return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in debt, equity, and money market securities.

  . The Aggressive Asset Allocation Trust seeks the highest total return consistent with an aggressive level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any twelve month period.

   . The Moderate Asset Allocation Trust seeks the highest total return consistent with a moderate level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period.

  . The Conservative Asset Allocation Trust seeks the highest total return consistent with a conservative level of risk tolerance. The Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period.

  A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.
  </REDLINE>

  Detailed Information About The Policies

  Premium Provisions

  What  Are The  Requirements  And Procedures  For Issuance  Of A
  Policy?

  To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $25,000, except for Policies issued under group or sponsored arrangements in which case the minimum face amount is $10,000. A Policy will generally be issued to persons between ages 0 and 80. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 80. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. A life insured meeting standard underwriting rules will have a risk class of either "standard" or "nonsmoker." Persons failing to meet standard underwriting requirements may be eligible for a Policy with an additional rating assigned to it. Acceptance of an application is subject to the Company's insurance underwriting rules. Each Policy is issued with a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date the Company becomes obligated under the Policy and when the first monthly deductions are taken. If an application is accompanied by a check for all or a portion of the initial premium and the application is accepted, the policy date will be the date the application and check were received at the Manufacturers Life of America Service Office and the effective date will be the date Manufacturers Life of America's underwriters approve issuance of the Policy. If an application is accompanied by a check for all or a portion of the initial premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date. If an application accepted by the Company is not accompanied by a check for the initial premium, the Policy will be issued with a policy date which is seven days after issuance of the Policy and with an effective date which is the date the Service Office receives at least the initial planned premium. In certain situations a different policy date may be used. The initial planned premium must be received within 60 days after the policy date. If the premium is not paid or if the application is rejected, the Policy will be cancelled and any partial premiums paid will be returned to the applicant.

  Under certain circumstances a Policy may be issued with a backdated policy date. A Policy will not be backdated more than six months before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.

  All premiums received prior to the effective date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money-Market Fund. On the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyowner's instructions.

  All premiums received on or after the effective date will be allocated among Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the
  Manufacturers Life of America Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

  What Limitations Apply To Premium Amounts?

  After the payment of the initial premium, premiums may be paid at any time and in any amount during the lifetime of the life insured, subject to the limitations on premium amount and the minimum premium requirement described below. Premiums after the first must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals and in specified amounts. A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. The planned premium during the first two policy years must be such that the minimum premium requirement will be met. Manufacturers Life of America will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment.

  Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10. Manufacturers Life of America may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time so as to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

  Minimum Premium Requirement. The Policy provides for a minimum premium requirement. The minimum premium requirement is met if at the beginning of each policy month the sum of all premiums paid less any partial withdrawals and any Policy Debt is at least equal to the sum of the minimum monthly premiums since the policy date. The minimum premium as an annualized amount is set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see Insurance Benefit "Can The Death Benefit Option Be Changed?" and "Can The Face Amount Of A Policy Be Changed?") or if there is any change in the supplementary benefits added to the Policy or in the rate classification of the life insured.

  Is There A Death Benefit Guarantee?

  If the minimum premium requirement is met, Manufacturers Life of America will guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deduction due at the beginning of a policy month. If the guarantee is in effect, Manufacturers Life of America will not allow the Net Policy Value to go below zero, although it will continue to assess a monthly deduction at the beginning of each policy month until the Net Policy Value should fall to zero. The guarantee provides assurance to the policyowner that the Policy will remain in force regardless of the investment performance of the sub-accounts selected by the policyowner, provided the policyowner has satisfied the minimum premium requirement.

  The death benefit guarantee will expire on the policy anniversary on which the life insured is 70 years old, or two years after the policy date if later. While the guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the minimum premium requirement has been met. If it has not been met, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the death benefit guarantee in effect. The required payment will be equal to the minimum premium due at the date the minimum premium requirement was not met plus the minimum premium due for the next two policy months. If the required payment is not received by the end of the grace period, the death benefit guarantee will terminate. Once it is terminated, it cannot be reinstated.

  When Does A Policy Go Into Default?

  Default Prior To Second Policy Anniversary. If the minimum premium requirement should not be met at the beginning of any policy month during the first two policy years, the Policy will go into default. Manufacturers Life of America will notify the policyowner of the default and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required premium will be equal to the minimum premium due at the date of default plus the minimum premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value as of the date of default less the monthly deduction then due will be paid to the policyowner together with any refund of excess sales loading to which the policyowner is entitled. See Charges "What Are The Surrender Charges?"

  Default After Second Policy Anniversary. If the death benefit guarantee is no longer in effect, a Policy will go into default after the second policy anniversary if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. As with a default during the first two policy years, Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value as of the date of default less the monthly deduction then due will be paid to the policyowner together with any refund of excess sales loading to which the policyowner is entitled. See Charges "What Are The Surrender Charges?" If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

  How Can A Terminated Policy Be Reinstated?

  A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  (a)  The  Policy must  not  have been  surrendered for  its Net
  Cash Surrender Value;

  (b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to it;

  (c) A premium equal to the payment required during the grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and

  (d) An amount equal to any amounts paid by Manufacturers Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

  If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

  How May Net Premiums Be Invested?
  <REDLINE>
  Net premiums (gross premiums less the premium tax deduction and sales charge) may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the net premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal 100. A policyowner may change the way in which net premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change satisfactory to the Company is received at the Manufacturers Life of America Service Office.</REDLINE>

  Is There A Short-Term Cancellation Right,
  Or "Free Look"?

  A Policy may be returned for a full refund within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid.
  Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.

  If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

  What Are The Conversion Privileges Of The Policy?

  The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

  Insurance Benefit

  What Is The Insurance Benefit?

  If the Policy is in force at the time of the life insured's death, Manufacturers Life of America will pay an insurance benefit based on the death benefit option selected by the policyowner upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.

  What Death Benefit Options Are Available?

  The Policies permit the policyowner to select one of two death benefit options Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the following table:


  Attained         Corridor
  Age              Percentage

  40 & below           250%
  41                   243
  42                   236
  43                   229
  44                   222
  45                   215
  46                   209
  47                   203
  48                   197
  49                   191
  50                   185
  51                   178
  52                   171
  53                   164
  54                   157
  55                   150
  56                   146
  57                   142
  58                   138
  59                   134
  60                   130
  61                   128
  62                   126
  63                   124
  64                   122
  65                   120
  66                   119
  </TABLE


























  Attained         Corridor
  Age              Percentage

  67                   118
  68                   117
  69                   116
  70                   115
  71                   113
  72                   111
  73                   109
  74                   107
  75-90                105
  91                   104
  92                   103
  93                   102
  94                   101
  95 & above           100

  Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit, in other words, whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of
  2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

  If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667. At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy

  Value will result in a change in the death benefit by a  factor of 2.5 in the same manner  as would be the case under Option  1 when the corridor percentage determined the death benefit.

  Can The Death Benefit Option Be Changed?

  The death benefit option is selected initially by the policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective with a policy anniversary. Written request for a change must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

  A change in death benefit option will result in a change in the Policy's face amount in order to avoid any change in the amount of the death benefit. If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the effective date of the change. If the change in death benefit is from Option 2 to Option 1, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the effective date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject. A change to Option 2 will be subject to satisfactory evidence of insurability and will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $25,000.

  Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

  Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2 the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

  Can The Face Amount Of A Policy Be Changed?

  Subject to certain limitations, a policyowner may, upon written request, increase or decrease the face amount of the Policy. A change in face amount will usually affect the minimum premium requirement, the monthly deduction and surrender charges (see "Charges"). Currently, a change in face amount must be at least $10,000, except in the case of group or sponsored arrangements where the minimum change is $5,000. Manufacturers Life of America reserves the right to increase or decrease the minimum face amount change on 90 days' written notice to the policyowner. The Company also reserves the right to limit a change in face amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

  Increases. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per policy year and only after the first policy year. An increase will become effective at the beginning of the policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

  An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See Charges "What Are The Surrender Charges?" Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. As with the purchase of a Policy, a policyowner will have free look and refund rights with respect to any increase resulting in new surrender charges.

  No additional premium is required for a face amount increase. However, a premium payment may be necessary to avoid the Policy's going into default, since new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new minimum premium will be determined for purposes of the death benefit guarantee. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first.

  Decreases. A decrease in the face amount may be requested after the Policy has been in force for one year, except during the one-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may elect at any time to cancel the increase and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. A decrease in face amount will be effective only on a policy anniversary. Written request for a decrease must be received by Manufacturers Life of America at least 30 days prior to a policy anniversary in order to become effective on that date. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $25,000, or $10,000 in the case of group or sponsored arrangements.

  A decrease in face amount during the 15-year period following issuance of the Policy or any increase in face amount will usually result in surrender charges being deducted from the Policy Value. See Charges "What Are The Surrender Charges?" For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

  Policy Values

  What Is The Policy Value And How Is It Determined?
  <REDLINE>
  A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal or upon surrender of the Policy. See "What Are The Provisions Governing Policy Loans?" and "How May A Policyowner Obtain The Net Cash Surrender Value?" below. The Policy Value may also affect the amount of the death benefit (see Insurance Benefit "What Death Benefit Options Are Available?"). The Policy Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "What Are The Provisions Governing Policy Loans?" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolios.</REDLINE>

  An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

  Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Manufacturers Life of America Service Office, except for any premiums received before the policy date as to which the applicable unit values will be the values determined on such date.

  Units are valued at the end of each Business Day, which is any day that the net asset value of the Fund shares held by the applicable sub-account is determined. A Business Day is deemed to end at the time of such determination. When an order involving the crediting or cancelling of units is received at the Manufacturers Life of America Service Office after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

  The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value is determined by taking the value of the adjusted net assets of the particular sub-account at the end of the Business Day divided by the total number of units. The value of a unit may increase, decrease or remain the same, depending on the investment performance of a sub-account from one Business Day to the next. The unit value for a sub-account for any Business Day is equal to (a) minus (b), divided by (c), where:

  (a) is the net asset value of the sub-account at the end of such Business Day;

  (b) is a charge not exceeding 0.000017866 for each calendar day since the preceding Business Day, multiplied by the net assets of the sub-account as of the end of such Business Day, corresponding to a charge not exceeding 0.65% per year for mortality and expense risks; and

  (c) is the total number of units of the sub-account.

  Manufacturers Life of America reserves the  right to adjust the
  above   formula  for   any  taxes   determined  by   it  to  be
  attributable to the operations of the sub-account.

  Transfers Of Policy Value.

  Under the Policies a policyowner may change the extent to which his or her Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. Such changes are made by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. A policyowner is permitted to make one transfer each policy month. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer. Transfers are free of charge.

  The minimum amount that may be transferred from an account is the lesser of $500 or the entire account value. The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money-Market Fund.

  Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

  The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest

  Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

  Dollar Cost Averaging. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Guaranteed Interest Account.

  Under the Dollar Cost Averaging program the policyowner will designate an amount to be transferred each month from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer.
  Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

  Asset Allocation Balancer Transfers. Manufacturers Life of America will also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

  Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. On the policy anniversary, and at six month intervals thereafter, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. Currently, the charge for this program is $15 per transfer or series of transfers occurring on the same transfer date. This charge will be deducted from all accounts affected by the Asset Allocation Balancer transfer in the same proportion that the value in each account bears to the Policy Value immediately after the transfer. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

  What Are The Provisions Governing Policy Loans?

  On or after the first policy anniversary, while the Policy is in force, the policyowner may borrow against the Policy Value of his or her Policy. The one-year waiting period for borrowing against the Policy Value is waived in the case of policies which are exchanged for Manufacturers Life of America Policies and a policy loan will be permitted in an amount equal to the lesser of (a) the amount rolled over into the Manufacturers Life of America Policy and (b) the loan value of the Policy. The Policy serves as the only security for the loan. The amount of any loan must be at least $500 and cannot exceed the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. An amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

  For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 8%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,815. This amount at 8% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

  When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest

  Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

  A policy loan may result in a Policy's failing to satisfy the minimum premium requirement, since the Policy Debt is subtracted from the sum of the premiums Paid in determining whether the minimum premium requirement is met. See Premium Provisions "What Limitations Apply To Premium Amounts?; Minimum Premium Requirement." As a result, the Policy may go into default if the minimum premium requirement is not met during the first two policy years, or the death benefit guarantee may terminate if the minimum premium requirement is not met either before or after the second policy anniversary. See Premium Provisions "Is There A Death Benefit Guarantee?" and "When Does A Policy Go Into Default?" Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Premium Provisions "When Does A Policy Go Into Default?" A policy loan will also have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

  Interest Charged On Policy Loans. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. The rate of interest charged will be either on a fixed basis or a variable basis as selected by the policyowner in the application. The policyowner may change the interest basis on any policy anniversary provided a written request for change is received by the Company at least 60 days before the anniversary on which such change is to be effective.

  If the policyowner elects to have interest charged on a fixed basis, interest will be at an effective annual rate of 8%. If the policyowner elects to have interest charged on a variable basis, the rate will be determined by Manufacturers Life of America at the beginning of each policy year, and the rate so determined will be effective until the next policy anniversary at which time it will be recalculated. Except as described below, the variable rate will not exceed the greater of 6% per year or the Moody's Corporate Bond Yield Average Monthly Average Corporates for the calendar month ending two months before the beginning of the month in which the policy anniversary falls. On each policy anniversary, the annual rate of interest may be adjusted up or down, but no adjustment will be made unless the Moody's Average for the month ending two months before the date of determination is at least one-half of one percent greater or less than the rate in effect for the year then ending. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the policy.

  Interest Credited  To The Loan  Account. Manufacturers Life  of
  America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

  . the rate of interest charged on the policy loan less .50% on amounts up to the Policy's "loan tier amount"; and

  . the rate of interest charged on the policy loan less an interest rate differential (currently 1.25%) on amounts in excess of the "loan tier amount."

  Manufacturers Life of America may change the interest rate differential on 90 days' written notice to the policyowner. The loan tier amount at any time is equal to 25% of (a) minus
  (b) where (a) is the Policy's Cash Surrender Value at the previous policy anniversary and (b) is the sum of the minimum monthly premiums since issuance of the Policy to that date (see Premium Provisions "What Limitations Apply To Premium Amounts?"). The loan tier amount cannot be a negative number.

  To illustrate the application of the loan tier amount, assume a Policy with a Cash Surrender Value at the previous policy anniversary of $10,000, the sum of the minimum monthly premiums since issuance to the previous policy anniversary of $6,000 and a Loan Account value of $8,000. The loan tier amount is $1,000 [25% X ($10,000 - $6,000)]. If loan interest is being charged at the fixed rate of 8%, $1,000 of the Loan Account value will accrue interest at 7.5% and the remaining $7,000 will accrue interest at 6.75%.

  Loan Account Adjustments. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.

  The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination, that is upon death of the life insured, surrender or lapse of the policy. In each of these instances, the Loan Account will be adjusted with any excess of the Loan Account over the Modified Policy Debt after the repayment being included in the termination proceeds.

  Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

  Loan Account Illustration. The operation of the Loan Account may be illustrated by consideration of the Policy previously described with a loan value of $5,000, a loan interest rate of 8%, and a maximum loan amount on a policy anniversary of $4,815. For purposes of the illustration, assume that the loan tier amount is zero. If a loan in the maximum amount of $4,815 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,337.50 ($5,000 X 1.0675) reflecting interest credited at an effective annual rate of 6.75%. At that time the loan will have accrued interest charges of $385 ($4,815 X .08) bringing the Policy Debt to $5,200.

  If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,815, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the
  Loan Account to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt.

  Since the Loan Account value was $5,337.50, a transfer of $337.50 will be required ($5,337.50 - $5,000).

  If,  however,  the   accrued  interest  charges  of   $385  are
  borrowed, an  amount will  be transferred  from the  Investment

  Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $416 ($5,200 X .08), discounted at 4%, which results in a figure of $5,400. Since the value of the Loan Account was $5,337.50, a transfer of $62.50 will be required. This amount is equivalent to the 1.25% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

  Loan Repayments. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Any other amounts transferred from the Loan Account will be allocated to the Guaranteed Interest Account and each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

  How May A Policyowner Obtain The Net Cash Surrender Value?

  A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy within 15 years of issuance or an increase in face amount will usually result in the assessment by Manufacturers Life of America of surrender
  charges. (See Charges   "What Are The Surrender Charges?")

  After a Policy has been in force for two policy years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

  Like surrender of a Policy, a partial withdrawal made within 15 years following issuance of the Policy or a face amount increase will result in the assessment of a portion of the surrender charges to which the Policy is subject if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous policy anniversary. In determining what, if any, portion of a partial Net Cash Surrender Value withdrawal is in excess of the Withdrawal Tier Amount, all previous partial Net Cash Surrender Value withdrawals that have occurred in the current policy year are included. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal (see Charges "What Are The Surrender Charges?"). If the amount in the account is not sufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be cancelled based on the value of such units determined at the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

  If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit "What Death Benefit Options Are Available?" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

  Charges

  Charges under the Policies are assessed as (i) deductions from premiums when made, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or termination following default, (iii) monthly deductions from the Policy Value, and (iv) risk charges assessed against Separate Account assets. These charges are described below.

  What Deductions Are Made From Premiums?

  Manufacturers Life of America deducts a sales charge of 3% of each premium payment. A deferred sales charge in the maximum amount of 47% of premiums paid up to two Target Premiums is deducted from the Policy Value upon certain transactions. See "What Are The Surrender Charges?" below. These charges compensate the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

  The sales charges deducted in any policy year are not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the sales charge deducted from premiums and any deferred sales charge may be spread out over the period the Policy is in force. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales loading will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. A portion of the sales charge and the deferred sales charge may be subject to refund if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase. See "What Are The Surrender Charges?" (Refund Of Excess Sales Charges).

  Manufacturers Life of America deducts a premium tax charge of 2% of each premium payment. State and local premium taxes differ from state to state. The 2% rate, which cannot be changed, is expected to be sufficient, on average, to pay premium taxes where required.

  What Are The Surrender Charges?

  Manufacturers Life of America will assess surrender charges upon surrender or lapse of a Policy, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount or a requested decrease in face amount. The charges will be assessed if  any of  the  above transactions  occurs within  15 years after issuance of the Policy or any increase in face amount unless the charges have been previously deducted. There are two surrender charges a deferred underwriting charge and a deferred sales charge.

  Deferred Underwriting Charge. The deferred underwriting charge is a dollar amount for each $1,000 of face amount of insurance in accordance with the following schedule:

  Age:                 0-20   21-40  41-50     51-60     61 & above
  Charge Per $1,000:   $2.00  $3.00  $4.00     $5.00     $6.00

  The charge per $1,000 will be determined on the basis of the age of the life insured at issue or upon increase of the face amount, as applicable. The deferred underwriting charge applicable to each level of insurance coverage cannot exceed $1,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by .83%, or 10% per year. After the monthly deduction is taken for the last policy month preceding the end of the fifteenth year after issuance or face amount increase, the charge will have decreased to zero. The applicable percentage of the surrender charges to which the Policy would otherwise be subject is illustrated on an annual basis by the following table:

       Transaction Occurs
       After Monthly Deduction
       Taken for Last Month     Percent of
       Preceding End of Year    Surrender Charges

         5 & below              100%
         6                      90%
         7                      80%
         8                      70%
         9                      60%
        10                      50%
        11                      40%
        12                      30%
        13                      20%
        14                      10%
        15 & above              0%

  The surrender charges begin to grade downward before the beginning of the sixth year for issue ages above 69. For issue ages 70, 71, 72, 73, and issue ages 74 to 80, the surrender charges begin to grade downward at the beginning of the fifth, fourth, third, second, and first years, respectively.

  The  deferred underwriting  charge  is  designed to  cover  the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records. Manufacturers Life of America does not expect to recover from the deferred underwriting charge any amount in excess of its expenses associated with underwriting and policy issue.

  Deferred Sales Charge. The maximum deferred sales charge is equal to 47% of the premiums paid under the Policy up to two Target Premiums described below. For life insureds over age 69 at issue or face amount increase, the applicable percentage of premiums will be reduced in accordance with the following table:

            Applicable
       Age  Percentage of Premiums

       70   45%
       71   43%
       72   41%
       73   39%
       74   37%
       75   35%
       76   34%
       77   33%
       78   32%
       79   31%
       80   30%

  Like the deferred underwriting charge, the percentage deferred sales charge applicable to the initial face amount or face amount increase will remain level for five years (or less for issue ages above 69) and following such period will decrease .83% per month, or 10% per year, from the charge that would otherwise apply. See chart under "Deferred Underwriting Charge" above.

  As noted above, the deferred sales charge may not exceed 47% of two Target Premiums. The Target Premium for the initial face amount is set forth in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, and the policyowner will be advised of such Target Premium. Target Premiums are determined on the basis of a target premium rate and the face amount of insurance provided at issue or by the increase. The applicable rate varies with the issue age and sex (unless unisex rates are required by law) of the life insured and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Are There Special Provisions For Group Or Sponsored Arrangements?"), the amount of insurance coverage. In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the guideline annual premium (described below) for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

  Refund Of Excess Sales Charges. If a Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or the face amount decreased during the second year after issuance or after increase in face amount, Manufacturers Life of America will refund that part of the total sales charges deducted (the sum of the deferred sales charge and the sales charge deducted from premiums) with respect to "premiums" paid for the initial face amount or such increase (including premiums allocated to the increase as described in the preceding paragraph), whichever is applicable, which is in excess of (i) the sum of 30% of the "premiums" paid up to one guideline annual premium plus 10% of the "premiums" paid in excess of one guideline annual premium up to two guideline annual premiums and (ii) up to 9% of the "premiums" paid in excess of two guideline annual premiums. Since Target Premiums are always less than guideline annual premiums, with the deferred sales charge structure described above, there will be no refund with respect to "premiums" paid in excess of two guideline annual premiums and these excess "premiums" will not reduce the refund applicable to "premiums" paid up to two guideline annual premiums.

  A policyowner may also elect to cancel an increase in face amount during the first two years following the increase and have the deferred sales charge for the increase reduced by the refund of any excess sales load attributable to the increase. The guideline annual premium, which is set forth in the Policy, is the level annual premium that would be payable for the life of the Policy for a specific amount of coverage if premiums were fixed as to both timing and amount and based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker
  Mortality Tables, net investment earnings at an effective annual rate of 5% and fees and charges as set forth in the Policy. In determining the maximum sales charge allowable, "premiums" will be attributed to the initial face amount and each increase in the same manner as used in determining the deferred sales charge applicable to the face amount and each increase, and the guideline annual premium will be determined separately for the initial face amount and each increase.


  The operation of the maximum sales charge allowable is illustrated by the following example. Assume that the policyowner has paid $3,000 in premiums under a Policy with a guideline annual premium of $2,000 and a Target Premium of $1,500 and decides to surrender his or her Policy during the second policy year. In the absence of the refund right, the
  deferred  sales  charge  would  be   $1,410  (47%  of  $3,000).

  However, under the formula described above, the maximum sales charge allowable is the sum of $600 (30% of $2,000) and $100 (10% of $1,000), or $700. Since a sales load of $90 (3% of $3,000) was deducted from the premiums when received, and therefore only $610 ($700 - $90) of the deferred sales charge may be retained by the Company, a refund of $800 ($1,410 - $610) will be payable to the policyowner. Since a deferred sales charge is deducted in the event a Policy terminates for failure to make the required payment following the Policy's going into default, the refund right will apply if such termination occurs during the two-year period following issuance of the Policy or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the refund will relate only to the sales charges assessed against premiums attributable to the increase.

  Charges On Partial Withdrawals. As noted above, both the deferred sales charge and the deferred underwriting charge are applicable in the event of a partial withdrawal of the Net Cash Surrender Value in excess of the Withdrawal Tier Amount. A portion of the surrender charges applicable to the initial face amount and to each increase in face amount will be deducted as a result of the withdrawal. The portion to be deducted will be the same as the ratio of the amount of the withdrawal to the Net Cash Surrender Value prior to the withdrawal.

  The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion that the withdrawal is allocated among such accounts. Whenever a portion of the surrender charges are deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals or a requested decrease in face amount.

  Charges On Decreases In Face Amount. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease in or cancellation of face amount requested by the policyowner. Since surrender charges are determined separately for the initial face amount and each face amount increase and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately. Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction. As noted under Insurance

  Benefit "Can The Face Amount Of A Policy Be Changed?" decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

  What Are The Monthly Deductions?

  On the policy date and at the beginning of each policy month, a deduction is due from the Policy Value to cover certain charges in connection with the Policy. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. The charges consist of (i) a monthly administration charge, (ii) a monthly charge for the cost of insurance, and (iii) a monthly charge for any supplementary benefits added to the Policy (see Other Provisions "What Supplementary Benefits Are Available?"). The monthly deduction will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

  The monthly administration charge is $6.00. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy. Manufacturers Life of America does not expect to recover from the monthly administration charge any amount in excess of its accumulated administrative expenses relating to the Policies and the Separate Account. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the monthly administration charge.

  The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The charge for the cost of insurance will reflect any extra charges for additional ratings indicated in the Policy. The cost of insurance rate is based on the life insured's age, sex (unless unisex rates are required by law), risk class, the duration of the insurance coverage and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Are There Special Provisions For Group Or Sponsored Arrangements?"), the face amount of the Policy. See Other Matters Legal Considerations. The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age.

  The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of lives insured. In no event will the cost of insurance rate exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Are There Special Provisions For Group Or Sponsored Arrangements?"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

  The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

  Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

  In group or sponsored arrangements where Manufacturers Life of America issues Policies with a face amount of less than $25,000 but not less than $10,000, Policies issued with a face amount of less than $25,000 may be subject to an additional premium deduction equal to $1.00 per $1,000 face amount. This amount is added to the cost of insurance and deducted monthly. The amount so added will not cause the cost of insurance deducted to exceed the guaranteed rates set forth in the Policy.

  Are   There  Special   Provisions   For  Group   Or   Sponsored
  Arrangements?

  Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. As noted previously, the minimum face amount and minimum change in face amount are reduced to $10,000 and $5,000, respectively, for Policies issued pursuant to such arrangements. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

  The sales charge, monthly deductions, surrender charges, and other charges described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America will reduce the above charges in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

  Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

  In addition, groups or persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases and decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount. Increases in face amount requested by groups or persons purchasing under a sponsored arrangement are not subject to a minimum amount. Decreases in face amount may involve imposition of a surrender charge.

  Are There Special Provisions For Exchanges?

  Manufacturers Life of America will permit owners of certain fixed benefit life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. A portion of the cash values transferred from such policies will be credited to the Policies without deduction of the 3% sales charge. Moreover, surrender charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Policy loans made under policies being exchanged may be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

  Manufacturers Life of America has obtained an order from the Securities and Exchange Commission dated November 28, 1990 pursuant to which holders of Manufacturers Life of America's scheduled premium variable life ("Director 2000") insurance policies may elect to exchange those policies for the Policies described in this prospectus (the "Exchange Offer").

  The terms and conditions under which Director 2000 policyowners may exchange their policies for the Policies differ  from  the  terms  and  conditions  set  forth  in  this prospectus and are available only to Director 2000 policyowners who accept the Exchange Offer.

  Those Director 2000 policyowners who accept the Exchange Offer will be able to exchange their existing policies for Policies of like face amount without any new evidence of insurability. No direct or deferred sales charge will be imposed on the cash values rolled over into the Policy. No deferred sales charges or underwriting charges will be imposed on surrenders of

  Policies acquired through this Exchange Offer except in connection with premium payments attributable to an increase in face amount. Increases in the face amount of a Policy issued pursuant to the Exchange Offer will be permitted one month after issuance. In addition, a Policy may be issued with a face amount less than $25,000 if issued pursuant to the Exchange Offer.

  What Are  The Risk  Charges Assessed  Against Separate  Account
  Assets?

  Manufacturers Life of America makes a daily charge to the Separate Account for the mortality and expense risks it assumes under the Policies. This charge is made each Business Day at an annual rate of .65% of the value of the Separate
  Account's assets. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

  Are There Other Relevant Charges?

  Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge or establish a provision for those taxes.

  Charges will be imposed on certain transfers of Policy Values, including a $15 charge for each Asset Allocation Balancer transfer and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy
  Values   "Transfers Of Policy Value."
  <REDLINE>
  The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects:

  For the Manulife Funds:

       (i) an investment management fee equivalent to an annual rate of .50% of the value of the average daily net assets of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and Money-Market Fund;

       (ii) an investment management fee equivalent to an annual rate of (a) .85% of the value of the first $100 million of average daily net assets and (b) .70% of the value of the average daily net assets over $100 million of each of the International Fund and the Pacific Rim Emerging Markets Fund;

       (iii) an investment management fee equivalent to an annual rate of .25% of the average of daily net assets of the Equity Index Fund,

       (iv)      expenses  of  up  to .50%  and  .65%  per  annum
                 assessed    against    the    assets   of    the
                 International Fund and the Pacific Rim  Emerging
                 Markets Fund, respectively; and

       (v) expenses of up to .15% per annum assessed against the assets of the Equity Index Fund;
                 and

       (vi) other expenses already deducted from the assets of the Manulife Funds.

  For the NASL Trusts:

       (i)       investment  management  fee  equivalent  to   an
                 annual rate of .800% of the value of the average daily net assets of the Value Equity
                 Trust;

       (ii)      investment  management  fee  equivalent  to   an
                 annual rate of .650% of the value of the average daily net assets of the U.S. Government
                 Securities Trust;

       (iii)     investment  management  fee  equivalent  to   an
                 annual rate of .750% of the value of the average daily net assets of the Growth and Income Trust;

       (iv)      investment  management  fee  equivalent  to   an
                 annual rate of .750% of the value of the average daily net assets of the Equity Trust;

       (v)       investment  management  fee  equivalent  to   an
                 annual rate of .750% of the average daily net assets of the Conservative Asset Allocation
                 Trust;

       (vi)      investment  management  fee  equivalent  to   an
                 annual rate of .750% of the average daily net assets of the Moderate Asset Allocation Trust;

       (vii)     investment  management  fee  equivalent  to   an
                 annual rate of .750% of the average daily net assets of the Conservative Asset Allocation
                 Trust; and

       (viii) expenses of up to .50% per annum assessed against the assets of each of the NASL Trusts;
                 and

       (ix) other expenses already deducted from the assets of the NASL Trusts.

  Detailed information concerning such fees and expenses is set forth under the caption "Management Of The Funds" in the Prospectus for the Manulife Series Fund that accompanies this Prospectus and under the caption "Management of The Trust" in the Prospectus for the NASL Series Trust that accompanies this Prospectus.

  </REDLINE>

  The General Account

  By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

  What Is The General Account?

  The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

  A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general  account.  Consequently,  if  a  policyowner  pays  the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of his or her death benefit will be determinable and guaranteed. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions (see Policy Values "What Is The Policy Value And How Is It Determined?").

  The Policy Value in the Guaranteed Interest Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it minus any charges deducted from it or partial withdrawals or amounts transferred from it. Manufacturers Life of America guarantees that the interest credited to the Policy Value in the Guaranteed Interest Account will not be less than an effective annual rate of 4%. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

  Other Provisions

  What Supplementary Benefits Are Available?

  Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing term insurance for various persons, guaranteeing insurability, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value and, in the case of corporate-owned Policies, permitting a change of the life insured. The guarantee of Policy Value is a supplementary benefit which guarantees that at the life insured's age 65 the Policy Value will at least equal the value that would have accumulated if all net premiums had been allocated to the Guaranteed Interest Account with interest credited at an effective annual rate of 5.5% and maximum charges for cost of insurance and supplementary benefits, where appropriate. This supplementary benefit must be made a part of the Policy at issue, and the minimum premium requirement of the Policy must be satisfied at all times for the guarantee to remain in effect. The cost of the benefit for each $1,000 of face amount ranges from 1 cent to 4 cents per month, depending on the current age of the life insured. More detailed information concerning this and other supplementary benefits may be obtained from an authorized agent of the
  Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges "What Are The Monthly Deductions?"

  Under What Circumstances May Fund Shares Be Substituted?

  Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Funds may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Fund or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

  Manufacturers Life of America also reserves the right to combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

  The investment objective of the Separate Account will not be changed materially without the approval of the Insurance Commissioner of the Commonwealth of Pennsylvania. Policyowners will be advised of any such change at the time it is made.

  What Are The Other General Policy Provisions?

  Beneficiary. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes primary, secondary and final. There after the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

  Incontestability. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the policy date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

  Misstatement Of Age Or Sex. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex.

  Suicide Exclusion. If the life insured, whether sane or insane, dies by suicide within one year from the policy date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within one year after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

  Assignment. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

  When Are Proceeds Paid?

  As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment. The Company may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on Investment Account values for up to six months if such payments are based on values which do not depend on the investment performance of the sub-accounts; otherwise for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closings) or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impracticable.

  What Reports Will Be Sent To Policyowners?

  Within 30 days after each policy anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last report, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

  Each policyowner will also be sent an annual and a semi-annual report for the Series Fund which will include a list of the securities held in each Fund as required by the 1940 Act.

  Other Matters

  What Is The Federal Tax Treatment Of Policies?

  The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

  Tax Status Of The Policy

  Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

  With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

  With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

  If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

  Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec.1.817-5, which affect how the Series Fund's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

  In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

  The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

  What Is The Tax Treatment Of Policy Benefits?

  In General. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

  Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

  Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

  Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified
  Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

  Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is credited or transaction conducted which would cause the Policy to become a Modified Endowment Contract, the Company will notify the policyowner that unless a refund of the excess premium is requested by the policyowner within 45 days of the policy anniversary next occurring, thereafter the Policy will become a Modified Endowment Contract.

  The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

  Distributions From Policies Classified As Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

  Distributions From Policies Not Classified As Modified Endowment Contracts. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

  Loans from,  or secured  by, a Policy  that is  not a  Modified
  Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.
  Select Loans may, however, be treated as a distribution.

  Finally,  neither  distributions (including  distributions upon surrender) nor loans from, or secured by,  a Policy that is not
  a  Modified   Endowment  Contract  are   subject  to  the   10%
  additional tax.

  Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. The deduction of interest on Policy loans may also be subject to other restrictions under Section 264 of the Code.

  Investment In The Policy. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

  Multiple Policies. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

  What Are The Company's Tax Considerations?

  As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company.

  At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

  Who Sells The Policies And What Are The Sales Commissions?

  ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the
  Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive first-year commissions not to exceed 50% of premiums paid up to the "target commissionable premium," commissions of 3% of premiums in excess thereof and, on and after the third anniversary, 0.15% of the Policy Value per annum. In addition, representatives may be eligible for bonuses of up to 90% of first-year commissions. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

  What Responsibilities Has Manufacturers Life Assumed?

  Manufacturers Life has entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life for all sales commissions paid by Manufacturers Life and will pay Manufacturers Life for its other services under the agreement in such amounts and at such times as agreed to by the parties.

  Manufacturers Life has also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life will provide to Manufacturers Life of America in Toronto, Ontario, Canada all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

  Finally, Manufacturers Life has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life reinsures all aggregate claims in excess of 110% of the expected claims for all Flexible Premium Variable Life Insurance Policies. Under the agreement Manufacturers Life will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers Life may also consider reinsuring any non-aviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

  What Are The Voting Rights?
  <REDLINE>
  As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of Manulife Series Fund or NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

  The   number  of   shares  in   each   sub-account  for   which
  instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Manulife Fund or NASL Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

  Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.
  </REDLINE>

  Who Are  The Directors  And Officers  Of Manufacturers Life  of
  America?

  The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:

                       Position With
                       Manufacturers Life
  Name                 of America              Principal Occupation
  Sandra M. Cotter     Director                Attorney 1989-present, Dykema
                                                Gossett

  Leonard V. Day, Jr.  Director                General Manager, Philadelphia
                                               Branch  1970-present, The
                                               Manufacturers Life Insurance
                                               Company

  Donald A. Guloien    President and Director  Senior Vice President, Business
                                               Development 1994-present, The
                                               Manufacturers Life Insurance
                                               Company; Vice President, U.S.
                                               Individual Business   1990-1994,
                                               The Manufacturers Life Insurance
                                               Company

  Stephen C. Nesbitt   Secretary, General      Legal Vice President 1990-present,
                       Counsel and Director    The Manufacturers Life Insurance
                                               Company

  Joseph J. Pietroski  Director                Senior Vice President, General
                                               Counsel and Corporate Secretary
                                               1988-present, The Manufacturers
                                               Life Insurance Company

                       Position With
                       Manufacturers Life
  Name                 of America              Principal Occupation

  John D. Richardson   Chairman and Director   Senior Vice President and General
                                               Manager, U.S. Operations
                                               1995-present, The Manufacturers
                                               Life Insurance Company; Senior
                                               Vice President and General
                                               Manager, Canadian Operations
                                               1992-1994, The Manufacturers Life
                                               Insurance Company; Senior Vice
                                               President, Financial Services
                                               1992, The Manufacturers Life
                                               Insurance Company; Executive Vice
                                               Chairman and CFO  1989-1991,
                                               Canada Trust

  Diane M. Schwartz    Director                Senior Vice President,
                                               International Operations
                                               1992-present, The Manufacturers
                                               Life Insurance Company; Senior
                                               Vice President and General
                                               Manager, U.S. Operations
                                               1988-1992, The Manufacturers Life
                                               Insurance Company

  John R. Ostler       Vice President, Chief   Financial Vice President 1992-
                       Actuary and Treasurer   present, The Manufacturers Life
                                               Insurance Company; Vice President,
                                               Insurance Products   1990-1992,
                                               The Manufacturers Life Insurance
                                               Company

                       Position With
                       Manufacturers Life
  Name                 of America              Principal Occupation

  Douglas H. Myers     Vice President,         Assistant Vice President and
                       Finance and Compliance  Controller, U.S. Operations 1988-
                       Controller              present, The Manufacturers Life
                                               Insurance Company

  What State Regulations Apply?

  Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

  Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

  Is There Any Litigation Pending?

  No litigation is pending that would have a material effect upon the Separate Account or the Series Fund.

  Where Can Further Information Be Found?

  A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

  For  further  information you  may  also contact  Manufacturers
  Life of America's Service Office, the address and telephone number of which are on the first page of this prospectus.

  Legal Considerations

  On July 6, 1983, the Supreme Court of The United States held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Unless requested by the applicant, the Policy which will be issued by Manufacturers
  Life of America will be based on actuarial tables which distinguish between men and women and thus provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the effect of Norris or any other applicable law on any employment-related insurance benefit program before purchasing a Policy. If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

  The State of Montana currently prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents. Consequently, a Policy will be issued pursuant to the offer contained in this prospectus to a Montana resident having premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

  Legal Matters

  The legal  validity  of the  policies  has  been passed  on  by
  Stephen C. Nesbitt, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington D.C., has passed on certain matters relating to the federal securities laws.

  Experts

  The financial statements of the Manufacturers Life Insurance Company of America and the Manufacturers Life Insurance Company of America Separate Account Four appearing in this prospectus for the period ended September 30, 1995 are unaudited.

  The financial statements of The Manufacturers Life Insurance Company of America and of The Manufacturers Life Insurance
  Company  of America  Separate Account  Four  appearing in  this prospectus for the periods ending December 31 have been audited by Ernst & Young LLP, independent auditors to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

  Actuarial  matters  included  in  this  prospectus   have  been
  examined  by John  Ostler, Vice  President,  Chief Actuary  and
  Treasurer of Manufacturers Life of America, whose opinion is filed as an exhibit to the registration statement.

                        FINANCIAL STATEMENTS

  The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

  The following financial statements
  for Separate Account Four
  for the period ended
  September 30, 1995 only
  are unaudited.

                              SEPARATE ACCOUNT FOUR OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                        STATEMENT OF ASSETS AND LIABILITIES
                           SEPTEMBER 30, 1995 (Unaudited)

                                           Emerging      Common         Real
                                           Growth        Stock          Estate
                                           Equity        Sub-
  Securities
                                           Sub-Account   Account        S u b -
  Account




  ASSETS
  Investment in Manulife Series
   Fund, Inc. at market  value
   Emerging Growth Equity Fund,          $49,066,212
     2,145,195 shares (cost $41,029,701)
   Common Stock Fund,                                  $17,783,825
     1,096,703 shares (cost $15,687,052)
   Real Estate Securities Fund,                                       $13,262,787
     904,053 shares (cost $12,822,773)
   Balanced Assets Fund,
     2,204,515 shares (cost $32,995,887)
   Capital Growth Bond Fund,
     986,200 shares (cost $11,076,668)
   Money Market Fund,
     573,328 shares (cost $5,978,646)
   International Fund,
     145,624 shares (cost $1,442,979)
   Pacific Rim Emerging Markets Fund,
     112,980 shares (cost $1,060,074)
                                          49,066,212    17,783,825     13,262,787

  Receivable for Policy-related
  Transactions                              (131,780)        7,112          3,785

  NET ASSETS                             $48,934,432   $17,790,937    $13,266,572

  Units Outstanding                          951,476       692,524        511,236

  Net asset value per unit                    $51.43        $25.69         $25.95


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                        STATEMENT OF ASSETS AND LIABILITIES
                           SEPTEMBER 30, 1995 (Unaudited)

                                                         Capital
                                           Balanced      Growth         Money-
                                           Asset         Bond           Market
                                           Sub-Account   Sub-Account
  Sub-Account


  ASSETS
  Investment in Manulife Series
   Fund, Inc. at market  value
   Emerging Growth Equity Fund,
     2,145,195 shares (cost $41,029,701)
   Common Stock Fund,
     1,096,703 shares (cost $15,687,052)
   Real Estate Securities Fund,
     904,053 shares (cost $12,822,773)
   Balanced Assets Fund,                $35,843,819
     2,204,515 shares (cost $32,995,887)
   Capital Growth Bond Fund,                           $11,424,057
     986,200 shares (cost $11,076,668)
   Money Market Fund,                                                  $6,132,336
     573,328 shares (cost $5,978,646)
   International Fund,
     145,624 shares (cost $1,442,979)
   Pacific Rim Emerging Markets Fund,
     112,980 shares (cost $1,060,074)
                                            35,843,819  11,424,057      6,132,336
  Receivable for Policy-related
   Transations                                 381,506      71,807
  (167,714)

  NET ASSETS                              $36,225,325  $11,495,864     $5,964,622

  Units Outstanding                          1,654,124     612,459        409,377

  Net asset value per unit                      $21.90      $18.77         $14.57


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                        STATEMENT OF ASSETS AND LIABILITIES
                           SEPTEMBER 30, 1995 (Unaudited)

                                                         Pacific Rim
                                           Inter-        Emerging
                                           national      Markets
                                           Sub-Account   Sub-Account      Total


  ASSETS
  Investment in Manulife Series
   Fund, Inc. at market  value
   Emerging Growth Equity Fund,                                       $49,066,212
     2,145,195 shares (cost $41,029,701)
   Common Stock Fund,                                                  17,783,825
     1,096,703 shares (cost $15,687,052)
   Real Estate Securities Fund,                                        13,262,787
     904,053 shares (cost $12,822,773)
   Balanced Assets Fund,                                               35,843,819
     2,204,515 shares (cost $32,995,887)
   Capital Growth Bond Fund,                                           11,424,057
     986,200 shares (cost $11,076,668)
   Money Market Fund,                                                   6,132,336
     573,328 shares (cost $5,978,646)
   International Fund,                       1,528,862                  1,528,862
     145,624 shares (cost $1,442,979)
   Pacific Rim Emerging Markets Fund,                   $1,133,144     $1,133,144
     112,980 shares (cost $1,060,074)
                                             1,528,862   1,133,144    136,175,042

  Receivable for Policy-related
    Transaction                                 11,456      11,983        188,155

  NET ASSETS                                $1,540,318  $1,145,127   $136,363,197

  Units Outstanding                            148,823     114,513

  Net asset value per unit                      $10.35      $10.00


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENT OF CHANGES IN NET ASSETS
         PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994 (Unaudited)

                                             Emerging Growth
                                             Equity Sub-Account


                                          Period Ended   Year Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)              $1,034,415    ($53,653)
  Net realized gain (loss)                     357,276      259,712
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets          7,925,450  (1,227,841)
       derived from operations               9,317,141  (1,021,782)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums             12,226,601   14,531,343
       Transfer of terminations            (3,504,188)  (2,706,223)
       Transfer of policy loans              (390,374)    (308,656)
       Net interfund transfers                 284,071      322,712
                                             8,616,110   11,839,176
  Net increase in net assets                17,933,251   10,817,394

  NET ASSETS
       Beginning of Year                    31,001,181   20,183,787
       End of Period                       $48,934,432  $31,001,181



  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                             Common Stock
                                             Sub-Account


                                          Period Ended   Year Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)               ($74,049)     $554,517
  Net realized gain (loss)                     141,436       92,981
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets          2,880,841  (1,183,509)
       derived from operations               2,948,228    (536,011)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums              3,871,912    5,946,303
       Transfer of terminations            (1,786,901)  (1,073,532)
       Transfer of policy loans              (121,761)     (97,701)
       Net interfund transfers                 142,840    (252,248)
                                             2,106,090    4,522,822
  Net increase in net assets                 5,054,318    3,986,811

  NET ASSETS
       Beginning of Year                    12,736,619    8,749,808
       End of Period                       $17,790,937  $12,736,619




  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                      Real Estate Securities
                                                           Sub-Account


                                                 Period Ended         Year Ended
                                                  Sept. 30/95         Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)                     $169,867            $177,093
  Net realized gain (loss)                          153,651             108,207
  Unrealized  appreciation (depreciation)
     of investments during the period
  Increase (decrease) in net assets               1,007,361            (691,776)
     derived from operations                      1,330,879            (406,476)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
     Transfer of net premiums                     3,246,554           4,968,671
     Transfer of terminations                    (1,082,526)           (931,394)
     Transfer of policy loans                       (40,583)            (85,424)
     Net interfund transfers                       (815,694)            267,605
                                                  1,307,751           4,219,458
  Net increase in net assets                      2,638,630           3,812,982

  NET ASSETS
     Beginning of Year                           10,627,942           6,814,960
     End of Period                              $13,266,572         $10,627,942



  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                          Balanced Assets
                                                            Sub-Account

                                                 Period Ended         Year Ended
                                                  Sept. 30/95         Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)                    ($104,582)         $1,257,677
  Net realized gain (loss)                           84,992              72,510
  Unrealized  appreciation (depreciation)
     of investments during the period             5,103,606          (2,560,365)
  Increase (decrease) in net assets
     derived from operations                      5,084,016          (1,230,178)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
     Transfer of net premiums                     8,467,229          11,014,712
     Transfer of terminations                    (2,480,132)         (3,111,863)
     Transfer of policy loans                      (278,336)           (287,843)
     Net interfund transfers                     (1,505,927)           (396,171)
                                                  4,202,834           7,218,835
  Net increase in net assets                      9,286,850           5,988,657

  NET ASSETS
     Beginning of Year                           26,938,475          20,949,818
     End of Period                              $36,225,325         $26,938,475




  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                   Capital Growth
                                                   Bond Sub-Account


                                          Period Ended   Year Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)               ($47,077)     $492,509
  Net realized gain (loss)                    (21,982)     (29,791)
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets          1,360,541    (822,528)
       derived from operations               1,291,482    (359,810)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums              2,279,651    3,088,112
       Transfer of terminations              (979,185)    (628,592)
       Transfer of policy loans               (56,737)     (55,847)
       Net interfund transfers                 508,887     (86,125)
                                             1,752,616    2,317,548
  Net increase in net assets                 3,044,098    1,957,738

  NET ASSETS
       Beginning of Year                     8,451,766    6,494,028
       End of Period                       $11,495,864   $8,451,766




  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                   Money-Market
                                                   Sub-Account


                                          Period Ended   Year Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)               ($26,185)     $120,825
  Net realized gain (loss)                      40,736       11,641
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets            185,114     (19,907)
       derived from operations                 199,665      112,559

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums              1,753,522    2,895,838
       Transfer of terminations              (547,311)  (1,071,814)
       Transfer of policy loans               (29,895)     (42,089)
       Net interfund transfers                  11,223    (234,848)
                                             1,187,539    1,547,087
  Net increase in net assets                 1,387,204    1,659,646

  NET ASSETS
       Beginning of Year                     4,577,418    2,917,772
       End of Period                        $5,964,622   $4,577,418




  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                   *International
                                                    Sub-Account


                                          Period Ended Period Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)                ($4,465)         $533
  Net realized gain (loss)                         537        (215)
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets             86,807        (924)
       derived from operations                  82,879        (606)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums                349,308       36,857
       Transfer of terminations               (61,827)      (2,007)
       Transfer of policy loans                (6,014)            0
       Net interfund transfers                 904,565      237,163
                                             1,186,032      272,013
  Net increase in net assets                 1,268,911      271,407

  NET ASSETS
       Beginning of Year                       271,407            0
       End of Period                        $1,540,318     $271,407




  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)


                                                     *Pacific Rim
                                                    Emerging Markets
                                                      Sub-Account


                                          Period Ended Period Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)                ($2,485)         $572
  Net realized gain (loss)                       (290)         (31)
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets             78,555      (5,485)
       derived from operations                  75,780      (4,944)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums                244,039       37,942
       Transfer of terminations               (46,572)      (1,460)
       Transfer of policy loans                (4,216)            0
       Net interfund transfers                 701,053      143,505
                                               894,304      179,987
  Net increase in net assets                   970,084      175,043

  NET ASSETS
       Beginning of Year                       175,043            0
       End of Period                        $1,145,127     $175,043


  * Reflects the  period from commencement of  operations October
  4, 1994 through December 31, 1994.

  See accompanying notes.

                      SEPARATE ACCOUNT FOUR OF
        THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                 STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1995 and DECEMBER 31, 1994
  (Unaudited)

                                                       Total


                                          Period Ended   Year Ended
                                           Sept. 30/95   Dec. 31/94

  FROM OPERATIONS
  Net investment income (loss)                $945,439   $2,550,073
  Net realized gain (loss)                     756,356      515,014
  Unrealized  appreciation (depreciation)
       of investments during the period
  Increase (decrease) in net assets         18,628,275  (6,512,335)
       derived from operations              20,330,070  (3,447,248)

  FROM CAPTIAL TRANSACTIONS
  Additions (deductions) from:
       Transfer of net premiums             32,438,816   42,519,778
       Transfer of terminations           (10,488,642)  (9,526,885)
       Transfer of policy loans              (927,916)    (877,560)
       Net interfund transfers                 231,018        1,593
                                            21,253,276   32,116,926
  Net increase in net assets                41,583,346   28,669,678

  NET ASSETS
       Beginning of Year                    94,779,851   66,110,173
       End of Period                      $136,363,197  $94,779,851




  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              STATEMENT OF OPERATIONS
                    PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)

                                   Emerging Growth     Common Stock
                                Equity Sub-Account      Sub-Account


  Investment income:
       Dividend Income                  $1,225,634               $0

  Expenses
       Mortality and expense risk charge   191,219           74,049
  Net investment income (loss)           1,034,415         (74,049)

  Realized and unrealized gain (loss) from
       security transactions:
       Proceeds from sales               2,005,042        1,064,936
       Cost of securities sold           1,647,766          923,500
  Net realized gain (loss)                 357,276          141,436

  Unrealized appreciation (depreciation)
       of Investments
       Beginning of Year                   111,061        (784,068)
       End of Period                     8,036,511        2,096,773
  Net unrealized depreciation
       during the period                 7,925,450        2,880,841

  Net realized and unrealized gain (loss)
       on investments                    8,282,726        3,022,277

  Net increase (decrease) in net
  assets derived from operations        $9,317,141       $2,948,228


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              STATEMENT OF OPERATIONS
                    PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)

                            Real Estate Securities  Balanced Assets
                                       Sub-Account      Sub-Account


  Investment income:
       Dividend Income                    $226,773          $46,122

  Expenses
       Mortality and expense risk charge    56,906          150,704
  Net investment income (loss)             169,867        (104,582)

  Realized and unrealized gain (loss) from
       security transactions:
       Proceeds from sales               1,113,564        2,716,959
       Cost of securities sold             959,913        2,631,967
  Net realized gain (loss)                 153,651           84,992

  Unrealized appreciation (depreciation)
       of Investments
       Beginning of Year                 (567,347)      (2,255,674)
       End of Period                       440,014        2,847,932
  Net unrealized depreciation
       during the period                 1,007,361        5,103,606

  Net realized and unrealized gain (loss)
       on investments                    1,161,012        5,188,598

  Net increase (decrease) in net
  assets derived from operations        $1,330,879       $5,084,016


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              STATEMENT OF OPERATIONS
                    PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)

                                    Capital Growth     Money-Market
                                  Bond Sub-Account      Sub-Account


  Investment income:
       Dividend Income                      $1,636             $268

  Expenses
       Mortality and expense risk charge    48,713           26,453
  Net investment income (loss)            (47,077)         (26,185)

  Realized and unrealized gain (loss) from
       security transactions:
       Proceeds from sales                 771,922        1,770,898
       Cost of securities sold             793,904        1,730,162
  Net realized gain (loss)                (21,982)           40,736

  Unrealized appreciation (depreciation)
       of Investments
       Beginning of Year               (1,013,152)         (31,424)
       End of Period                       347,389          153,690
  Net unrealized depreciation
       during the period                 1,360,541          185,114

  Net realized and unrealized gain (loss)
       on investments                    1,338,559          225,850

  Net increase (decrease) in net
  assets derived from operations        $1,291,482         $199,665


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              STATEMENT OF OPERATIONS
                    PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)

                                                        Pacific Rim
                                     International Emerging Markets
                                       Sub-Account      Sub-Account


  Investment income:
       Dividend Income                        $423           $1,174

  Expenses
       Mortality and expense risk charge     4,888            3,659
  Net investment income (loss)             (4,465)          (2,485)

  Realized and unrealized gain (loss) from
       security transactions:
       Proceeds from sales                  31,316           25,464
       Cost of securities sold              30,779           25,754
  Net realized gain (loss)                     537            (290)

  Unrealized appreciation (depreciation)
       of Investments
       Beginning of Year                     (924)          (5,485)
       End of Period                        85,883           73,070
  Net unrealized depreciation
       during the period                    86,807           78,555

  Net realized and unrealized gain (loss)
       on investments                       87,344           78,265

  Net increase (decrease) in net
  assets derived from operations           $82,879          $75,780


  See accompanying notes.

                              SEPARATE ACCOUNT FOUR OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                              STATEMENT OF OPERATIONS
                    PERIOD ENDED SEPTEMBER 30, 1995 (Unaudited)

                                                              Total


  Investment income:
       Dividend Income                                   $1,502,030

  Expenses
       Mortality and expense risk charge                    556,591
  Net investment income (loss)                              945,439

  Realized and unrealized gain (loss) from
       security transactions:
       Proceeds from sales                                9,500,101
       Cost of securities sold                            8,743,745
  Net realized gain (loss)                                  756,356

  Unrealized appreciation (depreciation)
       of Investments
       Beginning of Year                                (4,547,013)
       End of Period                                     14,081,262
  Net unrealized depreciation
       during the period                                 18,628,275

  Net realized and unrealized gain (loss)
       on investments                                    19,384,631

  Net increase (decrease) in net
  assets derived from operations                        $20,330,070


  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements

                         September 30, 1995




  1.   Organization

  Separate Account Four of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

  The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"), as a separate investment account on March 17, 1987. MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

  The net assets may not  be less than the amount  required under state insurance law  to provide  for death  (without regard  to
  the  minimum   death  benefit   guarantee)  and   other  Policy
  benefits.

  Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  Separate Account Four of
  The Manufacturers Life Insurance Company of America

  Notes to Financial Statements (continued)

  2.   Significant Accounting Policies

  The following is  a summary of significant  accounting policies
  followed  by  the  Separate  Account   in  preparation  of  its
  financial statements:

  a.   Valuation of Investments - Investments  are made among the eight Funds of  Manulife Series Fund,  Inc. and  are valued  at
  the reported net  asset values  of these  Funds.   Transactions
  are recorded on the trade date.

  b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

  c.   Dividend income is recorded on the ex-dividend date.

  d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

  The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

  3.   Mortality and Expense Risks Charge

  Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.65% of the average net value of the Separate Account's assets for mortality and expense risks.

  4.   Premium Deductions

  Manufacturers Life of America deducts a sales charge of 3% and a charge of 2% to cover state premium taxes from the gross single premium and any additional premiums before placing the remaining net premiums in the sub-accounts.

  Separate Account Four of
  The Manufacturers Life Insurance Company of America

  Notes to Financial Statements (continued)


  5.   Purchases and Sales of Manulife Series Fund, Inc. Shares

  Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the period ended September 30, 1995 were $31,775,830 and $9,500,101 respectively, and for the year ended December 31, 1994 were $41,461,367 and $7,038,820 respectively.


  6.   Related Party Transactions

  ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

  Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                   Report of Independent Auditors



  To the Board of Directors
  The Manufacturers Life Insurance
      Company of America


  We have audited the statement of assets and liabilities as of December 31, 1994 and the statement of operations and the statements of changes in net assets for each of the periods presented herein of Separate Account Four of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Markets Sub-Account, International Sub-Account, and Pacific Rim Emerging Markets Sub-Account). These financial statements are the responsibility of the management of The Manufacturers Life Insurance Company of America. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 1994, and the results of their operations and changes in their net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.


                    Ernst & Young LLP

  Philadelphia, Pennsylvania
  February 6, 1995

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America
                Statement of Assets and Liabilities
                         December 31, 1994

                            Emerging Growth     Common Stock       Real Estate
  Securities
                           Equity Sub-Account   Sub-Account        Sub-Account
  Assets
  Investment in Manulife
   Series Fund, Inc. -- at
   market value:
    Emerging Growth Equity Fund,
      1,669,953 shares
      (cost $30,867,826)        $30,978,887
    Common Stock Fund,
      952,286 shares (cost
      $13,509,634)                            $12,725,566
    Real Estate Securities Fund,
      795,505 shares (cost
      $11,183,037)                                               $10,615,690
    Balanced Assets Fund,
      1,943,930 shares (cost
      $29,032,874)
    Capital Growth Bond Fund,
      836,856 shares (cost
      $9,464,548)
    Money Market Fund,
      440,414 shares (cost
      $4,551,021)
    International Fund,
      27,640 shares (cost
      $272,301)
    Pacific Rim Emerging Markets Fund,
      18,600 shares (cost
      $180,453)
                                 30,978,887    12,725,566         10,615,690

  Receivable for policy-
   related transactions              22,294        11,053             12,252

  Net assets                    $31,001,181   $12,736,619        $10,627,942


  Units outstanding                $758,547      $598,807           $455,939

  Net asset value per unit           $40.87      $21.27             $23.31
  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

          Statement of Assets and Liabilities (continued)
                         December 31, 1994

                            Balanced Assets    Capital Growth      Money Market
                               Sub-Account    Bond Sub-Account     Sub-Account
  Assets
  Investment in Manulife
   Series Fund, Inc. -- at
   market value:
    Emerging Growth Equity Fund,
      1,669,953 shares
      (cost $30,867,826)
    Common Stock Fund,
      952,286 shares (cost
      $13,509,634)
    Real Estate Securities Fund,
      795,505 shares (cost
      $11,183,037)
    Balanced Assets Fund,
      1,943,930 shares (cost
      $29,032,874)              $26,777,200
    Capital Growth Bond Fund,
      836,856 shares (cost
      $9,464,548)                              $8,451,396
    Money Market Fund,
      440,414 shares (cost
      $4,551,021)                                                 $4,519,597
    International Fund,
      27,640 shares (cost
      $272,301)
    Pacific Rim Emerging Markets Fund,
      18,600 shares (cost
      $180,453)
                                 26,777,200    $8,451,396         $4,519,597

  Receivable for policy-
   related transactions             161,275           370             57,821

  Net assets                    $26,938,475    $8,451,766         $4,577,418


  Units outstanding               1,446,749       514,098            326,027

  Net asset value per unit           $18.62        $16.44             $14.04
  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

          Statement of Assets and Liabilities (continued)
                         December 31, 1994

                             International      Pacific Rim
                               Sub-Account    Emerging Markets
                                                Sub-Account           Total
  Assets
  Investment in Manulife
   Series Fund, Inc. -- at
   market value:
    Emerging Growth Equity Fund,
      1,669,953 shares
      (cost $30,867,826)                                         $30,978,887
    Common Stock Fund,
      952,286 shares (cost
      $13,509,634)                                                12,725,566
    Real Estate Securities Fund,
      795,505 shares (cost
      $11,183,037)                                                10,615,690
    Balanced Assets Fund,
      1,943,930 shares (cost
      $29,032,874)                                                26,777,200
    Capital Growth Bond Fund,
      836,856 shares (cost
      $9,464,548)                                                  8,451,396
    Money Market Fund,
      440,414 shares (cost
      $4,551,021)                                                  4,519,597
    International Fund,
      27,640 shares (cost
      $272,301)                    $271,377                          271,377
    Pacific Rim Emerging Markets
      Fund, 18,600 shares (cost
      $180,453)                                  $174,968            174,968

                                    271,377       174,968         94,514,681
  Receivable for policy-
   related transactions                  30            75            265,170

  Net assets                       $271,407       175,043        $94,779,851

  Units outstanding                  27,894        18,582

  Net asset value per unit            $9.73         $9.42
  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

                      Statement of Operations
                         December 31, 1994

                                 Emerging Growth  Common Stock      Real Estate
  Securities
                               Equity Sub-Account Sub-Account       Sub-Account

  Investment Income:
    Dividend income                   $109,977      $624,444        $235,629

  Expenses:
    Mortality and expense
     risks charge                      163,630        69,927          58,536

    Net investment (loss) income       (53,653)      554,517         177,093

  Realized and unrealized gain
   (loss) on investments:
    Realized gain (loss) from security
     transactions:
       Proceeds from sales           1,283,379       726,604         471,250
       Cost of securities sold       1,023,667       633,623         363,043

  Net realized gain (loss)             259,712        92,981         108,207

    Unrealized appreciation
     (depreciation) of investments:
       Beginning of year             1,338,902       399,441         124,429
       End of year                     111,061      (784,068)       (567,347)

  Net unrealized depreciation
   during the year                  (1,227,841)   (1,183,509)       (691,776)

  Net realized and unrealized
   loss on investments                (968,129)   (1,090,528)       (583,569)

  Net (decrease) increase in
   net assets derived from
   operations                      $(1,021,782)    $(536,011)      $(406,476)



  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

                Statement of Operations (continued)
                         December 31, 1994

                                 Balanced Assets  Capital Growth   Money-Market
                                   Sub-Account   Bond Sub-Account   Sub-Account

  Investment Income:
    Dividend income                 $1,417,788      $539,847        $143,363

  Expenses:
    Mortality and expense
     risks charge                      160,111        47,338          22,538

    Net investment (loss) income     1,257,677       492,509         120,825

  Realized and unrealized gain
   (loss) on investments:
    Realized gain (loss) from security
     transactions:
       Proceeds from sales           1,213,103       483,080       2,855,562
       Cost of securities sold       1,140,593       512,871       2,843,921

  Net realized gain (loss)              72,510       (29,791)         11,641

    Unrealized appreciation
     (depreciation) of investments:
       Beginning of year               304,691      (190,624)        (11,517)
       End of year                  (2,255,674)   (1,013,152)        (31,424)

  Net unrealized depreciation
   during the year                  (2,560,365)     (822,528)        (19,907)

  Net realized and unrealized
   loss on investments              (2,487,855)     (852,319)         (8,266)

  Net (decrease) increase in
   net assets derived from
   operations                      $(1,230,178)    $(359,810)       $112,559

  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

                Statement of Operations (continued)
                         December 31, 1994

                                                    *Pacific Rim
                                 *International   Emerging Markets
                                   Sub-Account      Sub-Account        Total

  Investment Income:
    Dividend income                    $   704       $   624      $3,072,376

  Expenses:
    Mortality and expense
     risks charge                          171            52         522,303

    Net investment (loss) income           533           572       2,550,073

  Realized and unrealized gain
   (loss) on investments:
    Realized gain (loss) from security
     transactions:
       Proceeds from sales               5,218           624       7,038,820
       Cost of securities sold           5,433           655       6,523,806

  Net realized gain (loss)                (215)          (31)        515,014

    Unrealized appreciation
     (depreciation) of investments:
       Beginning of year                    --            --       1,965,322
       End of year                        (924)       (5,485)     (4,547,013)

  Net unrealized depreciation
   during the year                        (924)       (5,485)     (6,512,335)

  Net realized and unrealized
   loss on investments                  (1,139)       (5,516)     (5,997,321)

  Net (decrease) increase in
   net assets derived from
   operations                            $(606)      $(4,944)    $(3,447,248)

  *Reflects  the period  from commencement  of operations October
  4,
   1994 through December 31, 1994.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

                Statements of Changes in Net Assets
               Years ended December 31, 1994 and 1993


                                        Emerging Growth        Common Stock
                                       Equity Sub-Account      Sub-Account
                                   Year ended  Year ended   Year ended     Year
  ended
                                   Dec. 31/94  Dec. 31/93   Dec. 31/94     Dec.
  31/93
  From operations
  Net investment (loss) income       $(53,653) $2,072,766    $554,517    $431,862
  Net realized gain (loss)            259,712     326,893      92,981     103,985
  Unrealized (depreciation)
    appreciation of investments
    during the period              (1,227,841)    559,356  (1,183,509)    147,571
  Increase (decrease) in net
    assets derived from operations (1,021,782)  2,959,015    (536,011)    683,418

  From capital transactions
  Additions (deductions) from:
    Transfer of net premiums       14,531,343  10,608,613   5,946,303   4,791,211
    Transfer of terminations       (2,706,223) (1,527,711) (1,073,532)   (646,557)
    Transfer of policy loans         (308,656)   (277,430)    (97,701)    (72,082)
    Net interfund transfers           322,712     776,331    (252,248)    235,452
                                   11,839,176   9,579,803   4,522,822   4,308,024

  Net increase in net assets       10,817,394  12,538,818   3,986,811   4,991,442

  Net Assets
  Beginning of year                20,183,787   7,644,969   8,749,808   3,758,366

  End of year                     $31,001,181 $20,183,787 $12,736,619  $8,749,808

  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

          Statements of Changes in Net Assets (continued)
               Years ended December 31, 1994 and 1993


                                     Real Estate Securities  Balanced Assets
                                          Sub-Account          Sub-Account
                                   Year ended  Year ended   Year ended     Year
  ended
                                   Dec. 31/94  Dec. 31/93   Dec. 31/94     Dec.
  31/93
  From operations
  Net investment (loss) income       $177,093    $545,615  $1,257,677  $1,183,263
  Net realized gain (loss)            108,207      64,725      72,510     169,830
  Unrealized (depreciation)
    appreciation of investments
    during the period                (691,776)    (60,818) (2,560,365)     61,409
  Increase (decrease) in net
    assets derived from operations   (406,476)    549,522  (1,230,178)  1,414,502

  From capital transactions
  Additions (deductions) from:
    Transfer of net premiums        4,968,671   4,225,128  11,014,712  11,670,937
    Transfer of terminations         (931,394)   (407,115) (3,111,863) (1,726,315)
     Transfer of policy loans         (85,424)    (94,310)   (287,843)   (146,296)
    Net interfund transfers           267,605   1,150,615    (396,171)    639,550
                                    4,219,458   4,874,318   7,218,835  10,437,876
  Net increase in net assets        3,812,982   5,423,840   5,988,657  11,852,378

  Net Assets
  Beginning of year                 6,814,960   1,391,120  20,949,818   9,097,440

  End of year                     $10,627,942  $6,814,960 $26,938,475 $20,949,818

  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

          Statements of Changes in Net Assets (continued)
               Years ended December 31, 1994 and 1993


                                         Capital Growth        Money-Market
                                        Bond Sub-Account       Sub-Account
                                   Year ended  Year ended   Year ended     Year
  ended
                                   Dec. 31/94  Dec. 31/93   Dec. 31/94     Dec.
  31/93
  From operations
  Net investment (loss) income       $492,509    $394,202    $120,825     $53,886
  Net realized gain (loss)            (29,791)     27,300      11,641      (1,285)
  Unrealized (depreciation)
    appreciation of investments
    during the period                (822,528)   (160,971)    (19,907)      1,684
  Increase (decrease) in net
    assets derived from operations   (359,810)    260,531     112,559      54,285

  From capital transactions
  Additions (deductions) from:
    Transfer of net premiums        3,088,112   4,597,900   2,895,838   3,473,746
    Transfer of terminations         (628,592)   (379,641) (1,071,814)   (439,675)
     Transfer of policy loans         (55,847)   (135,497)    (42,089)    (31,176)
    Net interfund transfers           (86,125)    (23,707)   (234,848) (2,531,629)
                                    2,317,548   4,059,055   1,547,087     471,266
  Net increase in net assets        1,957,738   4,319,586   1,659,646     525,551

  Net Assets
  Beginning of year                 6,494,028   2,174,442   2,917,772   2,392,221

  End of year                      $8,451,766  $6,494,028  $4,577,418  $2,917,772

  See accompanying notes.

                      Separate Account Four of
        The Manufacturers Life Insurance Company of America

          Statements of Changes in Net Assets (continued)
               Years ended December 31, 1994 and 1993

                                                   Pacific Rim
                                 International  Emerging Markets
                                  Sub-Account      Sub-Account        Total
                                 Period ended   Period ended  Year ended    Year
  ended
                                  Dec. 31/94*    Dec. 31/94*  Dec. 31/94*   Dec.
  31/93
  From operations
  Net investment (loss) income        $   533   $   572    $2,550,073  $4,681,594
  Net realized gain (loss)               (215)      (31)      515,014     691,448
  Unrealized (depreciation)
    appreciation of investments
    during the period                    (924)   (5,485)   (6,512,335)    548,231
  Increase (decrease) in net
    assets derived from operations       (606)   (4,944)   (3,447,248)  5,921,273

  From capital transactions
  Additions (deductions) from:
    Transfer of net premiums           36,857    37,942    42,519,778  39,367,535
    Transfer of terminations           (2,007)   (1,460)   (9,526,885)
  (5,127,014)
     Transfer of policy loans             ---       ---      (877,560)
  (756,791)
    Net interfund transfers           237,163   143,505         1,593     246,612
                                      272,013   179,987    32,116,926  33,730,342
  Net increase in net assets          271,407   175,043    28,669,678  39,651,615

  Net Assets
  Beginning of year                       ---       ---    66,110,173  26,458,558

  End of year                        $271,407  $175,043   $94,779,851 $66,110,173

  *Reflects the  period from  commencement of  operations October
  4,
   1994 through December 31, 1994.
  See accompanying notes.

                     Separate Account Four of
        The Manufacturers Life Insurance Company of America
                   Notes to Financial Statements

                         December 31, 1994

  1.   Organization

  Separate Account Four of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

  The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"), as a separate investment account on March 17, 1987. MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

  The net assets may not be  less than the amount required  under state insurance  law to  provide for  death (without  regard to
  the  minimum  death   benefit  guarantee)   and  other   Policy
  benefits.

  Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

                     Separate Account Four of
        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)


  2.   Significant Accounting Policies

  The following is  a summary of significant  accounting policies
  followed  by  the  Separate  Account   in  preparation  of  its
  financial statements.

  a.   Valuation of Investments - Investments  are made among the eight Funds  of Manulife Series Fund,  Inc. and are valued
       at  the  reported   net  asset  values  of   these  Funds.
       Transactions are recorded on the trade date.

  b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

  c.   Dividend income is recorded on the ex-dividend date.

  d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

  The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

  3.   Mortality and Expense Risks Charge

  Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.65% of the average net value of the Separate Account's assets for mortality and expense risks.

  4.   Premium Deductions

  Manufacturers Life of America deducts a sales charge of 3% and a charge of 2% to cover state premium taxes from the gross single premium and any additional premiums before placing the remaining net premiums in the sub-accounts.

  5.   Purchases and Sales of Manulife Series Fund, Inc. Shares

  Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1994 were $41,461,367 and $7,038,820, respectively, and for the year ended December 31, 1993 were $45,471,528 and $6,994,499, respectively.

  6.   Related Party Transactions

  ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

  Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

  The following financial statements
  for The Manufacturers Life Insurance Company of America for the period ended
  September 30, 1995 only
  are unaudited.

        The Manufacturers Life Insurance Company of America
                           Balance Sheets

                                            September 30             December 31
                                                  1995                  1994
                                             (Unaudited)
  Assets
  Bonds, at amortized cost
   (market $60,296,680 -1995
    and $51,080,395 - 1994)                     $57,902,241         $52,149,080
  Stocks (Note 7)                                24,052,190          25,629,580
  Short-term investments                            189,672          10,914,561
  Policy loans                                    6,582,470           4,494,390
  Total investments                              88,726,573          93,187,611

  Cash on hand and on deposit                     3,584,824           5,069,197
  Life insurance premiums deferred
   and uncollected                                  247,393              13,646
  Accrued investment income                       1,047,513             796,333
  Separate account assets                       439,258,680         302,736,198
  Funds receivable on reinsurance assumed           421,666             880,284
  Receivable for undelivered securities              15,682              69,003
  Other assets                                      156,570             333,651
  Total assets                                 $533,458,901        $403,085,923
  Liabilities, capital and surplus
  Aggregate policy reserves                     $33,749,082         $29,761,174
  Contract deposit funds                          2,750,817           3,938,425
  Interest maintenance and asset
   valuation reserves                             4,209,156             111,566
  Policy and contract claims                         77,415              94,346
  Provision for policyholder
   dividends payable                              2,379,081           1,385,409
  Amounts due to affiliates                       6,872,260           7,377,108
  Accrued liabilities                             3,803,608           4,773,565
  Amounts payable for
   undelivered securities                             7,841           3,512,459
  Separate account liablilities                 439,258,680         302,736,198
  Total liabilities                             493,107,940         353,690,250
  Capital and surplus:
  Common shares, par value $ 1.00; authorized,
    5,000,000 shares; issued and outstanding shares
    (4,501,856- - 1995 and 4,501,855- -1994)      4,501,856           4,501,855
  Preferred shared, par value $ 1.00; authorized,
    5,000,000 shares; issued and outstanding shares
    105,000- - 1995 and 1994)                    10,500,000          10,500,000
  Capital paid in excess of par value            54,999,997          49,849,998
  Surplus                                       (29,650,892)        (15,456,180)
  Total capital and surplus                      40,350,961          49,395,673
  Total liablilities, capital,
   and surplus                                 $533,458,901        $403,085,923







  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                Statement of Operations (Unaudited)

                                    Three Months Ended         Nine Months Ended
                                       September 30               September 30
                                     1995         1994          1995       1994
  Revenues:
   Life premiums                $26,544,818 $21,796,303  $87,786,742 $73,901,637
   Annuity deposits               9,176,744  15,984,688   29,606,973  63,516,003
   Investment income, net of
    investment expenses           1,197,939     595,134    3,854,192   2,193,338
   Amortization of interest
    maintenance reserve               8,353     (11,691)      14,172      27,901
   Foreign exchange gain (loss)    (329,945)    492,338     (329,662)    128,130
   Other revenue                     37,106      12,096       92,821      29,638
  Total revenues                 36,635,015  38,868,868  121,025,238 139,796,647
  Benefits paid or provided:
   Increase (decrease) in
    aggregate policy
    reserves                     (2,172,807) (2,690,406)   3,987,908  (4,359,854)
   Increase (decrease) in
    liability for
    deposit funds                  (701,354) (2,211,032)  (1,187,608)    773,375
   Transfers to separate
    accounts, net                21,999,494  31,050,361   73,046,861 112,599,442
   Death benefits                   694,831     207,720    2,163,196     329,505
   Annuity benefits                (506,892)    (21,953)      30,802     224,706
   Surrender benefits             6,683,913     707,625   12,938,150   2,100,743
                                 25,997,185  27,042,315   90,979,309 111,667,917
  Insurance expenses:
   Intercompany service fee       5,289,000   5,895,734   16,764,000  16,358,143
   Commissions                    4,471,643   5,562,635   13,449,277  17,953,310
   General expenses               4,665,024   1,726,021    9,470,575   4,609,828
   Commission and expense
    allowances on reinsurance
    assumed                          13,329      53,332      942,979     583,192
                                 14,438,996  13,237,722   40,626,831  39,504,473
  Loss before policyholders'
   dividends and federal income
   tax benefit                   (3,801,166) (1,411,169) (10,580,902)(11,375,743)
  Dividends to policyholders        263,345    (152,804)   2,172,621     593,435
  Loss before federal income tax
   benefit                       (4,064,511) (1,258,365) (12,753,523)(11,969,178)
  Federal income tax benefit              -      99,969            -     499,393
  Net loss from operations after
   policyholders' dividends and
   federal income tax            (4,064,511) (1,358,334) (12,753,523)(12,468,571)
  Net realized capital gain (loss)
   net of transfer to interest
   maintenance reserve               38,348         (75)     630,788    (554,046)







                                ($4,026,163)($1,358,409)($12,122,735)($13,022,617)

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Cash Flows
                            (Unaudited)

                                                       Nine Months Ended
                                                         September 30
                                                      1995                1994
  Operating activities:
  Premiums collected, net                      $ll7,l59,968        $137,421,718
  Policy benefits paid, net                     (15,137,221)         (2,797,112)
  Commissions and other expenses paid           (43,854,220)        (35,341,889)
  Net investment income                           3,569,190           2,179,963
  Dividends paid to policyholders                (1,178,949)           (724,935)
  Other income and expenses                        (172,880)           (786,657)
  Transfers to separate accounts, net           (72,596,690)       (112,179,755)
  Net cash used in operating activities         (12,210,802)        (12,228,667)

  Investing activities
  Sale, maturity, or repayment of investments    62,744,420          36,295,459
  Purchase of investments                       (67,892,880)        (27,311,651)
  Net cash (used in) provided by
   investing activities                          (5,148,460)          8,983,808

  Financing Activities
  Issuance of stock                               5,150,000                   -

  Net increase in cash and short-term
   investments                                  (12,209,262)         (3,244,859)

  Cash and short-term investments
   at beginning of year                          15,983,758           9,058,136

  Cash and short-term investments
   at end of year                                $3,774,496          $5,813,277

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
            Statement of Changes in Capital and Surplus
                            (Unaudited)

                                                Capital
                                                Paid in
                                               Excess of
                                    Capital    Par Value    Surplus       Total
  Balance, December 31,
   1994                        $15,001,855  $49,849,998 ($15,456,180)$49,395,673

  Net loss from operations                               (12,122,735)(12,122,735)
  Issuance of common stock               1    5,149,999                5,150,000
  Increase in asset valuation
   reserve                                                (2,869,008) (2,869,008)
  Increase in nonadmitted assets                          (1,710,551) (1,710,551)
  Change in liability for
   reinsurance
   in unauthorized companies                                 (54,935)    (54,935)
  Change in net unrealized
   capital gains                                           2,562,517   2,562,517
  Balance, September 30, 1995   15,001,856  $54,999,997 ($29,650,892)$40,350,961

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                   Notes to Financial Statements
                            (Unaudited)
                         September 30, 1995

  1.   Organization
  The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan (the "Parent"), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company (Notes 4 and 5).

  During the nine months ended September 30, 1995, the Company received a capital contribution of $5,150,000 from the Parent in return for one share of common stock (par value $1).

  Subsequent to the end of the period the Company received a capital contribution of $7,420,000 from the Parent in return for one share of common stock (par value $1).

  2.   Significant Accounting Policies

  Basis of Presentation
  The  accompanying   unaudited  financial   statements  of   The
  Manufacturers Life Insurance Company of America have been prepared in accordance with accounting practices prescribed or permitted for interim financial information by the Insurance Department of Michigan (statutory practices) and with the instructions to Form 1O-Q and Article 10 Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements for mutual life insurance companies and their wholly-owned and indirect subsidiaries.

  Statutory practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations, and (5) debt securities are carried at amortized cost. Operating results for the nine month period ended September 30, 1995 are not necessarily indicative of the results that may be expected for the year ended December 31, 1995. For further information, refer to the financial statements and footnotes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 1994.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)
                            (Unaudited)

  2.   Significant Accounting Policies (continued)

  In April 1993, the Financial Accounting Standard Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The interpretation, which has been amended to be effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). This will require life insurance companies to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet quantified the effects of the Interpretation on its general purpose financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

  All amounts presented are expressed in U.S. Dollars.

  Certain amounts from prior years have been restated to conform to the current year's presentation.

  Stocks

  Stocks are carried at market value.

  Bonds

  Bonds are carried at amortized cost. Discounts and premiums on investments are amortized using the effective interest method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

  Asset Valuation Reserve and Interest Maintenance Reserve

  The  Asset Valuation  Reserve and  Interest Maintenance Reserve
  were determined  by NAIC prescribed  formulas and are  reported
  as  liabilities   rather  than   as  valuation   allowances  or
  appropriations of surplus.

  Policy and Contract Claims

  Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)
                            (Unaudited)
  2.   Significant Accounting Policies (continued)

  Separate Accounts

  Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

  Revenue Recognition

  Both premium and investment income are recorded when due.

  Reinsurance

  Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

  Policy Reserves

  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

  3. Investments and Investment Income

  The amortized cost and market value of investments in fixed maturities (bonds) as of September 30, 1995 is summarized as follows:

                                                                        Quoted or
                                              Gross          Gross      Estimated
                                Amortized   Unrealized    Unrealized      Market
                                   Cost       Gains         Losses        Value
  U.S. Government Securities    $21,034,081    $706,256    $(49,695) $21,690,642
  Foreign Government Securities   7,116,744     299,468     (13,898)   7,402,314
  Corporate Securities           29,751,416   1,530,866     (78,558)  31,203,724
                                $57,902,241  $2,536,590    (142,151) $60,296,680

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  3.   Investments and Investment Income (continued)

  Proceeds from  sales of investments  in debt securities  during
  the first  nine months of  1995 were $58,728,738.   Gross gains
  of $2,416,264 and gross losses of $199,627 were realized on those sales.

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:

                                                                        Quoted or
                                              Gross          Gross      Estimated
                                Amortized   Unrealized    Unrealized      Market
                                   Cost       Gains         Losses        Value

  U.S. Government securities    $34,265,152    $243,971   $(441,592) $34,067,531
  Foreign Government securities   7,388,458                (294,385)   7,094,073
  Corporate securities           10,495,470       2,457    (577,136)   9,920,791
                                $52,149,080    $246,428 $(1,313,113) $51,082,395

  The amortized cost and market value of fixed maturities at September 30, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

  Years to Maturity                       Amortized Cost           Market Value
  One year or less                          $675,639                 $679,474
  Greater than 1; up to 5 years            5,706,420                5,786,646
  Greater than 5; up to 1O years          17,870,070               19,000,568
  Due after IO years                      33,650,112               34,829,992
                                         $57,902,241               60,296,680

  At September 30, 1995, $5,696,857 of bonds at amortized costs were on deposit with government insurance departments to satisfy regulatory regulations.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  3.   Investments and Investment Income (continued)

  Major categories of net investment income for the nine months ended September 30, 1995 were as follows:

                                                      Net Investment Income
                                                      1995              1994
  Gross investment income:
     Bond Income                               $3,190,652          $1,311,007
     Dividends:  Manulife Series Fund, Inc.
      (Note 7)                                      7,848             407,610
     Policy Loans                                 296,205             192,491
     Short-term investments                       624,593             366,387
                                                4,119,298           2,277,495
  Investment Expenses                            (265,106)            (84,157)
  Net investment income                        $3,854,192          $2,193,338

  4. Related Party Transactions

  Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement, for the nine months ended September 30, 1995 and 1994, were $17,029,106 and $16,442,300 respectively.

  In  addition, the  Company has  several  reinsurance agreements with  Manulife  Financial  which may  be  terminated  upon  the
  specified  notice  by  either  party.    These  agreements  are
  summarized as follows:

  (a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a prorata share of any increase in face amount.

  (b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)

  4.   Related Party Transactions (continued)

  (c)  The Company cedes a substantial portion of its risk on its
       Flexible  Premium  Variable  Life  policies   to  Manulife
       Financial under the terms of a stop loss reinsurance agreement.

  (d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

  Selected amounts for the nine months ended September 30, 1995 and 1994 relating to the above treaties reflected in the financial statements are as follows:

                                               1995                   1994
  Life and annuity premiums assumed      $5,540,617              $2,577,230
  Other life and annuity
    consideration ceded                    (431,357)               (544,056)
  Commissions and expense allowances
   on reinsurance assumed                  (942,979)               (583,192)
  Policy reserves assumed                50,651,383              25,896,167
  Policy reserves ceded                   3,862,617               3,763,793


  5.   Federal Income Tax

  The Company joins the Parent and another wholly-owned life insurance subsidiary in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. The tax provision or benefit is the estimated amount that the Company will receive from the consolidated group under the tax sharing agreement.

        The Manufacturers Life Insurance Company of America

             Notes to Financial Statements (continued)
                            (Unaudited)


  6.   Statutory Restrictions on Dividends

  The Company is subject to statutory limitations on  the payment
  of dividends to its Parent.   The Company cannot  pay dividends
  during 1995 without the prior approval of insurance regulatory authorities.


  7. Investment in Manulife Series Fund, Inc.

  The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manulife
  Series Fund, Inc. as its investment vehicle.

  Common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

  Report of Independent Auditors



  The Board of Directors
  The Manufacturers Life Insurance
   Company of America


  We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1994 and 1993, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan. Also in our opinion, the related financial statement schedules when considered in relation to the basic financial statements taken as a whole present fairly in all material respects the information set forth therein.


  Philadelphia, Pennsylvania      ERNST & YOUNG LLP
  February 20, 1995

        The Manufacturers Life Insurance Company of America
                           Balance Sheets

                                                             December 31
                                                      1994              1993
  Assets

  Bonds, at amortized cost (market)
   $51,082,395--1994 and
   $24,120,198--1993)                            $52,149,080       $23,375,773
  Stocks (note 9)                                 25,629,580        40,549,278
  Short-term investments                          10,914,561           797,875
  Policy loans                                     4,494,390         3,023,275
  Total investments                               93,187,611        67,746,201
  Cash                                             5,069,197         8,260,261

  Life insurance premiums
   deferred and uncollected                           13,646            31,574
  Accrued investment income                          796,333           468,968
  Separate account assets                        302,736,198       174,182,746
  Funds receivable on reinsurance assumed            880,284         2,240,200
  Receivable for undelivered securities               69,003           353,576
  Other assets                                       333,651           108,260
  Total assets                                 $ 403,085,923      $253,391,786

  Liabilities, capital and surplus
  Aggregate policy reserves                   $   29,761,174       $13,019,605
  Other contract deposits                          3,938,425         3,284,211
  Interest maintenance and asset
   valuation reserves                                111,566           431,400
  Policy and contract claims                          94,346           153,709
  Provision for policyholder
   dividends payable                               1,385,409         1,016,502
  Amounts due to affiliates                        7,377,108         7,953,242
  Payable for undelivered securities               3,512,459                 -
  Accrued liabilities                              4,773,565         2,694,433
  Separate account liabilities                   302,736,198       174,182,746
  Total liabilities                              353,690,250       202,735,848

  Capital and surplus:
    Common shares, par value $1.00;
     authorized, 5,000,000 shares; issued
     and outstanding 4,501,855 shares
     (1,501,854 shares in 1993)                    4,501,855         1,501,854
    Preferred shares, par value $100;
     authorized 5,000,000 shares; issued
     and outstanding 105,000 shares
     (335,000 shares in 1993)                     10,500,000        33,500,000


                The Manufacturers Life Insurance Company of America
                             Balance Sheets (continued)

                                                             December 31
                                                      1994              1993

  Capital paid in excess of par value              49,849,998         9,849,999

  Surplus (deficit)                               (15,456,180)        5,804,085

  Total capital and surplus                        49,395,673        50,655,938

  Total liabilities, capital and surplus          $ 403,085,923     $253,391,786




  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Operations

                                                   Year ended December 31
  Revenues:                                      1994         1993          1992
  Life and annuity premiums, principally
      reinsurance assumed                $  25,385,628   $12,745,981   $6,579,233

  Other life and annuity considerations    168,075,003   113,332,974   33,268,869

  Investment income, net of investment
     expenses ($106,908 in 1994,
     $89,186 in 1993, $58,423 in 1992)       3,588,629     3,323,962    1,430,454

  Amortization of interest maintenance
   reserve                                      19,527        32,866        7,707

  Commission and expense allowance
     on reinsurance ceded                      187,694             -            -
  Foreign exchange gain (loss)                 114,728      (197,971)      24,657
  Other revenue                                 54,763        33,935        4,903
  Total revenues                           197,425,972   129,271,747   41,315,823
  Benefits paid or provided:
  Increase in aggregate policy reserves     16,741,569     5,168,484    3,625,964
  Increase in liability for deposit funds      654,214     2,820,520      422,369
  Transfers to separate accounts, net      136,896,150    98,601,141   26,789,260
  Death benefits                               640,875       582,534      286,278
  Maturity benefits                            580,615        79,253            -
  Surrender benefits                         3,701,591     2,319,926    1,596,434
                                           159,215,014   109,571,858   32,720,305
  Insurance expenses:
  Management fee                            21,222,310    12,378,288    4,861,244
  Commissions                               23,416,110    14,742,130    5,192,462
  General expenses                           8,260,467     5,108,104    2,744,475
  Commissions and expense allowances
    on reinsurance assumed                     810,252       329,634      269,141
                                            53,709,139    32,558,156   13,067,322
  Loss before policyholders' dividends
    and federal income tax                 (15,498,181)  (12,858,267) (4,471,804)
  Dividends to policyholders                 1,149,719       837,454      634,652
  Loss before federal income tax           (16,647,900)  (13,695,721) (5,106,456)


                The Manufacturers Life Insurance Company of America
                        Statements of Operations (continued)

                                                   Year ended December 31
  Revenues:                                      1994         1993          1992


  Federal income tax provision (benefit)             -      (324,643)     339,539
  Net loss from operations after
   policyholders' dividends and
   federal income tax                      (16,647,900)  (13,371,078) (5,445,995)

  Net realized capital gains (net of capital
    gains tax of $0 in 1994, $236,415 in 1993,
    and $0 in 1992 and $(554,000) in 1994,
    $347,292 in 1993, and $68,401 in 1992
    transferred to (from) the interest
    maintenance reserve)                    (3,012,485)       93,618      139,261
  Net loss from operations                $(19,660,385) $(13,277,460)$(5,306,734)



  See accompanying notes.

        The Manufacturers Life Insurance Company of America
            Statements of Changes in Capital and Surplus

                                                Capital
                                                Paid in
                                               Excess of     Surplus
                                    Capital    Par Value    (Deficit)     Total
  Balance, December 31, 1991     $29,001,853  $4,000,000  $19,650,265 $52,652,118

  Net loss from operations                                (5,306,734) (5,306,734)
  Issuance of preferred shares     6,000,000                            6,000,000
  Increase in asset valuation
   reserve                                                    (8,813)     (8,813)
  Increase in nonadmitted assets                          (1,025,556) (1,025,556)
  Change in liability for
   reinsurance in unauthorized
   companies                                                  (7,166)     (7,166)
  Company's share of increase
    in separate account assets, net                         3,240,199   3,240,199
  Balance, December 31, 1992      35,001,853   4,000,000   16,542,195  55,544,048

  Net loss from operations                               (13,277,460)
  (13,277,460)
  Issuance of common stocks                1   5,849,999                5,850,000
  Increase in asset valuation
   reserve                                                   (13,076)    (13,076)
  Increase in nonadmitted assets                            (133,575)   (133,575)
  Change in net unrealized capital
    losses                                                (1,592,242) (1,592,242)
  Change in liability for
   reinsurance in unauthorized
   companies                                                 (29,905)    (29,905)
  Company's share of increase in
    separate account assets, net                            4,308,148   4,308,148
  Balance, December 31, 1993      35,001,854   9,849,999    5,804,085  50,655,938

  Net loss from operations                               (19,660,385)(19,660,385)
  Issuance of common shares                1  19,999,999               20,000,000
  Capital restructuring of
   preference shares            (20,000,000)  20,000,000                        -
  Increase in asset valuation
    reserve                                                  (55,286)    (55,286)
  Increase in nonadmitted assets                          (1,021,357) (1,021,357)
  Change in net unrealized capital
    losses                                                  (425,082)   (425,082)
  Change in liability for
   reinsurance in unauthorized
   companies                                                 (98,155)    (98,155)
  Company's share of increase in








   separate account assets, net                                     -
  -
  Balance, December 31, 1994     $15,001,855 $49,849,998$(15,456,180) $49,395,673

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
                      Statements of Cash Flows

                                                 Year ended December 31
                                            1994          1993           1992
  Operating activities
  Premiums collected, net               $193,478,637 $126,075,035    $39,842,600
  Policy benefits paid, net               (4,982,444)  (2,829,812)    (1,932,712)
  Commissions and other expenses paid    (48,141,400) (35,203,997)    (9,431,344)
  Net investment income                    3,343,515    3,197,892      1,356,553
  Other income and expenses               (1,946,063)  (1,592,957)    (1,849,180)
  Transfers to separate accounts, net   (136,950,482) (98,220,292)   (26,266,436)
  Net cash provided by (used in)
    operating activities                   4,801,763   (8,574,131)     1,719,481

  Investing activities
  Sale, maturity, or repayment
   of investments                         73,187,733   28,248,633     11,975,475
  Purchase of investments                (91,063,874) (73,688,735)   (24,400,135)
  Net cash used in investing activities  (17,876,141) (45,440,102)   (12,424,660)

  Financing activities
  Issuance of shares                      20,000,000    5,850,000      6,000,000
  Surplus withdrawn from
   separate account                                -   48,701,076      6,000,000
  Net cash provided by
   financing activities                   20,000,000   54,551,076     12,000,000

  Net increase in cash and short-term
    investments                            6,925,622      536,843      1,294,821
  Cash and short-term investments
    at beginning of year                   9,058,136    8,521,293      7,226,472
  Cash and short-term investments
    at end of year                       $15,983,758   $9,058,136     $8,521,293

  See accompanying notes.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)
                         December 31, 1994
  1.   Organization

  Organization
  The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan (the Parent), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).
  During 1994, the Company's parent contributed $20,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994 the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

  The Parent contributed $5,850,000 in capital in return for 1 share of common stock during 1993, $6,000,000 in capital in return for 60,000 shares of preferred stock during 1992.

  During 1991, the Company invested $1,800,000 to fund initial branch operations in Taiwan. This investment in Taiwan was increased by $6,000,000 in 1992 and a further investment of $5,200,000 in 1993. There was no new funding in 1994 for the Taiwan branch.

  2.  Significant Accounting Policies
  Basis of Presentation
  The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  2.   Significant Accounting Policies (continued)

  Basis of Presentation (continued)

  In April 1993, the Financial Accounting Standards Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The interpretation, which has been amended to be effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). This will require life insurance companies to adopt all applicable standards promulgated by the FASB in any general purpose
  financial  statements such  companies may  issue.   While  GAAP
  standards  have  recently   been  developed  for  mutual   life
  insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

  All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current period presentation.

  Stocks

  Stocks are carried at market value.

  Bonds

  Bonds are carried at amortized cost. Discounts and premiums on investments are amortized using the effective interest method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

  Asset Valuation Reserve and Interest Maintenance Reserve

  The  Asset Valuation Reserve  and Interest  Maintenance Reserve
  were determined  by NAIC prescribed  formulas and are  reported
  as  liabilities   rather  than  as   valuation  allowances   or
  appropriations of surplus.

  Policy and Contract Claims

  Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  2.   Significant Accounting Policies (continued)

  Separate Accounts

  Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

  Revenue Recognition

  Both premium and investment income are recorded when due.

  Reinsurance

  Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

  Policy Reserves

  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

  3.   Investments and Investment Income

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 are summarized as follows:

                                                                     Quoted or
                                             Gross          Gross    Estimated
                              Amortized    Unrealized    Unrealized    Market
                                 Cost        Gains         Losses      Value
  U.S. Government securities $34,265,152    $243,971     $(441,592)  $34,067,531
  Foreign government
   securities                  7,388,458           -      (294,385)    7,094,073
  Corporate securities        10,495,470       2,457      (577,136)    9,920,791
                             $52,149,080    $246,428   $(1,313,113)  $51,082,395

  Proceeds from  sales of investments  in debt securities  during
  1994  were $43,175,845.    Gross gains  of  $167,738 and  gross
  losses of $1,006,702 were realized on those sales.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  3.   Investments and Investment Income (continued)

  The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1993 are summarized as follows:

                                                                     Quoted or
                                             Gross          Gross    Estimated
                              Amortized    Unrealized    Unrealized    Market
                                 Cost        Gains         Losses      Value


  U.S. Government securities $15,473,821     725,851      $(19,830)  $16,179,842
  Foreign government
   securities                  3,277,886      39,710        (5,316)    3,312,280
  Corporate securities         4,624,066      47,402       (43,392)    4,628,076
                             $23,375,773    $812,963      $(68,538)  $24,120,198

  Proceeds from  sales of investments  in debt securities  during
  1993  were $28,248,633.    Gross gains  of  $694,800 and  gross
  losses of $17,715 were realized on those sales.

  The  investments  above are  valued,  for  financial  statement
  purposes,  as   described  in   Note  2   to  these   financial
  statements.

  The amortized cost and market value of fixed maturities at December 31, 1994 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

        Years to Maturity                  Amortized Cost     Market Value
  One year or less                            $107,413          $108,160
  Greater than 1; up to 5 years              5,213,296         5,217,002
  Greater than 5; up to 10 years            24,217,449        23,599,525
  Due after 10 years                        22,610,922        22,157,708
                                           $52,149,080       $51,082,395

  At December 31, 1994, $4,447,934 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)


  3.   Investments and Investment Income (continued)

  Major categories of net investment income for each year were as follows:

                                                  Net Investment Income
                                               1994       1993          1992
  Gross investment income:
    Dividends; Manulife Series
      Fund, Inc. (Note 9)               $ 1,244,794    $1,440,392    $        -
    Bond income                           1,712,294     1,422,064     1,043,273
    Policy loans                            236,972       166,514       131,606
    Short-term investments                  501,477       384,178       313,998
                                          3,695,537     3,413,148     1,488,877
  Investment expenses                      (106,908)      (89,786)      (58,423)
  Net investment income                  $3,588,629    $3,323,962    $1,430,454

  4.  Related Party Transactions

  The Company has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, the Company will pay direct operating expenses incurred each year by Manulife Financial on behalf of the Company. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $21,326,446 in 1994, $12,467,474 in 1993, and $4,919,667 in 1992. In addition, there were $7,795,184 agents' bonuses in 1994, $5,363,558 in 1993, and $1,871,799 in 1992 which were allocated to the Company and are included in commissions.

  In  addition,  the Company  has several  reinsurance agreements with  Manulife  Financial  which may  be  terminated  upon  the
  specified  notice  by  either  party.    These  agreements  are
  summarized as follows:

  (a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

  (b)  The Company cedes the  risk in excess of $25,000  per life
       to Manulife Financial under the             terms   of  an
       automatic reinsurance agreement.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  4.  Related Party Transactions (continued)

  (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife
       Financial under the terms of a stop loss reinsurance agreement.

  (d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

  Selected amounts relating to the above treaties reflected in the financial statements are as follows:

                                               1994          1993          1992
  Life and annuity premiums assumed     $25,385,628   $12,745,981    $6,579,233
  Other life and annuity
    considerations ceded                   (437,650)     (201,685)     (114,505)
  Commissions and expense allowances
    on reinsurance assumed                 (810,252)     (329,634)     (269,141)
  Policy reserves assumed                47,672,591    23,070,952    10,799,350
  Policy reserves ceded                   3,786,647     3,782,156     3,662,930

  During 1992 and 1993 the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $5,031,000 and $10,837,000, respectively, to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

  During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  5.  Federal Income Tax

  The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. In 1994, 1993, and 1992, the Company's provision (benefit) based upon the above agreement will be paid to one or more members of the consolidated group in accordance with the income tax-sharing agreement.

  The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $92,600,000 which will expire in the years 2007 to 2009, and capital loss carryforwards of $129,600,000 which will expire in 1999. The losses of the Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited. However, losses of Manufacturers Reinsurance Limited may not be used to offset the income of the other members of the consolidated group.

  6.  Statutory Restrictions on Dividends

  The Company is subject to statutory  limitations on the payment
  of dividends to its Parent.   The Company cannot  pay dividends
  during 1995 without the prior approval of insurance regulatory authorities.

  7.  Reinsurance

  The  Company   cedes  reinsurance   as  a   party  to   several
  reinsurance treaties  with major unrelated insurance companies.


  Summary financial information related to these reinsurance activities is as follows:

                                               1994          1993          1992
  Life insurance premiums assumed         $       -      $      -   $28,887,669
  Life insurance premiums ceded            (218,767)     (130,913)  (28,809,307)

  During 1992, the Company assumed and ceded a  significant block
  of business  on a yearly  renewable term basis.   This contract
  was not renewed in 1993.

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)

  8.  Aggregate Policy Reserves

  Aggregate policy reserves for life policies including variable life are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1994 and 1993 is as follows:

                                         Mortality                       Interest
          Aggregate Reserves               Table                          Rates
             1994           1993
          $     -       $758,158           1958 CSO                        4%
       28,553,885     11,792,874           1980 CSO                        4%
         (189,080)       (62,228)          Reinsurance ceded
        1,396,369        530,801           Miscellaneous
      $29,761,174    $13,019,605


  9.  Investment in Separate Accounts

  During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

  In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1994, the $25,629,580 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

  During 1994, 1993, and 1992, the following dividends were received from Manulife Series Fund, Inc.:

                                    1994                 1993            1992
  Separate Account One           $38,732           $1,610,693      $3,166,712
  Separate Account Two         4,574,620            7,377,861       1,706,218
  Separate Account Three       1,490,374              666,141         277,830
  Separate Account Four        3,072,376            4,966,559       1,578,932
  General Account              1,244,794            1,440,392               -

        The Manufacturers Life Insurance Company of America
             Notes to Financial Statements (continued)


  9.  Investment in Separate Accounts (continued)

  Dividends  have been  reinvested  by  the Company  in  Manulife
  Series Fund, Inc.

  During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

  During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

                              APPENDIX


  What Are Some Illustrations Of Policy Values, Cash Surrender Values And Death Benefits?
  <REDLINE>
  The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less the deferred sales charge and deferred underwriting charge. The tables illustrate how Policy Values and Cash Surrender Values, which reflect the deduction of all applicable charges including the premium tax charge and the sales charge, and death benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, death benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years.

  The amounts shown for the Policy Value, death benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the daily charge to the Separate Account for assuming mortality and expense risks (0.65% on an annual basis) and the expenses and fees borne by the Manulife Series Fund and NASL Series Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' expenses, which is approximately .76% on an annual basis. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -1.40%, 4.52%, and 10.43%.

  The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

  There are two tables shown for each combination of age and death benefit option for male nonsmokers, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/ Nonsmoker Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

  From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

  The Policies were first sold to the public on December 7, 1987. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.
  </REDLINE>

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 25
            $100,000 Face Amount Death Benefit Option 1
                    $575 Annual Planned Premium
                      ASSUMING CURRENT CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit

      1            $604       $383           $0      $100,000
      2           1,238        756            0       100,000
      3           1,903      1,115          348       100,000
      4           2,602      1,462          695       100,000
      5           3,336      1,798        1,031       100,000
      6           4,107      2,122        1,432       100,000
      7           4,916      2,433        1,820       100,000
      8           5,765      2,735        2,198       100,000
      9           6,657      3,027        2,567       100,000
     10           7,594      3,306        2,923       100,000
     15          13,028      4,498        4,498       100,000
     20          19,964      5,284        5,284       100,000
     25          28,815      5,482        5,482       100,000
     30          40,112      4,881        4,881       100,000


  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION

  OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY
  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  6% Hypothetical
                                   Gross Investment Return
 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $411           $0      $100,000
      2           1,238        834           67       100,000
      3           1,903      1,269          501       100,000
      4           2,602      1,716          949       100,000
      5           3,336      2,177        1,410       100,000
      6           4,107      2,651        1,960       100,000
      7           4,916      3,138        2,524       100,000
      8           5,765      3,642        3,105       100,000
      9           6,657      4,164        3,704       100,000
     10           7,594      4,701        4,318       100,000
     15          13,028      7,622        7,622       100,000
     20          19,964     10,929       10,929       100,000
     25          28,815     14,531       14,531       100,000
     30          40,112     18,305       18,305       100,000

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR

  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                            12%Hypothetical
                                      Gross Investment Return
 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $438           $0      $100,000
      2           1,238        916          149       100,000
      3           1,903      1,435          668       100,000
      4           2,602      2,002        1,235       100,000
      5           3,336      2,622        1,854       100,000
      6           4,107      3,298        2,607       100,000
      7           4,916      4,037        3,423       100,000
      8           5,765      4,848        4,311       100,000
      9           6,657      5,739        5,279       100,000
     10           7,594      6,715        6,331       100,000
     15          13,028     13,209       13,209       100,000
     20          19,964     23,590       23,590       100,000
     25          28,815     40,338       40,338       100,000
     30          40,112     67,830       67,830       106,493

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT

  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 25
            $100,000 Face Amount Death Benefit Option 1
                    $575 Annual Planned Premium
                    ASSUMING GUARANTEED CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $383           $0      $100,000
      2           1,238        700            0       100,000
      3           1,903      1,015          247       100,000
      4           2,602      1,327          560       100,000
      5           3,336      1,636          869       100,000
      6           4,107      1,940        1,250       100,000
      7           4,916      2,238        1,625       100,000
      8           5,765      2,530        1,993       100,000
      9           6,657      2,813        2,353       100,000
     10           7,594      3,087        2,703       100,000
     15          13,028      4,271        4,271       100,000
     20          19,964      5,031        5,031       100,000
     25          28,815      5,181        5,181       100,000
     30          40,112      4,388        4,388       100,000

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE

  POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>

                                   6% Hypothetical
                                           Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $411            0      $100,000
      2           1,238        777            9       100,000
      3           1,903      1,162          394       100,000
      4           2,602      1,567          800       100,000
      5           3,336      1,991        1,223       100,000
      6           4,107      2,434        1,744       100,000
      7           4,916      2,896        2,282       100,000
      8           5,765      3,376        2,839       100,000
      9           6,657      3,873        3,413       100,000
     10           7,594      4,388        4,005       100,000
     15          13,028      7,204        7,204       100,000
     20          19,964     10,359       10,359       100,000
     25          28,815     13,742       13,742       100,000
     30          40,112     17,092       17,092       100,000


  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY

  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>

                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $438           $0      $100,000
      2           1,238        857           90       100,000
      3           1,903      1,322          555       100,000
      4           2,602      1,838        1,071       100,000
      5           3,336      2,409        1,642       100,000
      6           4,107      3,041        2,350       100,000
      7           4,916      3,736        3,123       100,000
      8           5,765      4,502        3,965       100,000
      9           6,657      5,345        4,885       100,000
     10           7,594      6,271        5,887       100,000
     15          13,028     12,445       12,445       100,000
     20          19,964     22,274       22,274       100,000
     25          28,815     38,078       38,078       100,000
     30          40,112     63,903       63,903       100,328

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD

  OF YEARS, BUT ALSO FLUCTUATED  ABOVE OR BELOW THAT  AVERAGE FOR
  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>



          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 25
            $100,000 Face Amount Death Benefit Option 2
                    $575 Annual Planned Premium
                      ASSUMING CURRENT CHARGES


  <REDLINE>
                          0% Hypothetical
                      Gross Investment Return
 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $383           $0      $100,383
      2           1,238        754            0       100,754
      3           1,903      1,112          345       101,112
      4           2,602      1,458          691       101,458
      5           3,336      1,792        1,025       101,792
      6           4,107      2,113        1,423       102,113
      7           4,916      2,422        1,808       102,422
      8           5,765      2,720        2,183       102,720
      9           6,657      3,007        2,547       103,007
     10           7,594      3,282        2,898       103,282
     15          13,028      4,437        4,437       104,437
     20          19,964      5,162        5,162       105,162
     25          28,815      5,265        5,265       105,265
     30          40,112      4,533        4,533       104,533

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION

  OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY
  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>

                                    6% Hypothetical
                                    Gross Investment Return
 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $410           $0      $100,410
      2           1,238        833           65       100,833
      3           1,903      1,266          499       101,266
      4           2,602      1,711          944       101,711
      5           3,336      2,169        1,402       102,169
      6           4,107      2,639        1,949       102,639
      7           4,916      3,122        2,508       103,122
      8           5,765      3,621        3,084       103,621
      9           6,657      4,136        3,675       104,136
     10           7,594      4,664        4,280       104,664
     15          13,028      7,509        7,509       107,509
     20          19,964     10,651       10,651       110,651
     25          28,815     13,912       13,912       113,912
     30          40,112     17,023       17,023       117,023

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD

  OF YEARS, BUT ALSO FLUCTUATED  ABOVE OR BELOW THAT  AVERAGE FOR
  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $438           $0      $100,438
      2           1,238        914          147       100,914
      3           1,903      1,432          665       101,432
      4           2,602      1,997        1,229       101,997
      5           3,336      2,612        1,845       102,612
      6           4,107      3,283        2,593       103,283
      7           4,916      4,015        3,401       104,015
      8           5,765      4,817        4,280       104,817
      9           6,657      5,697        5,237       105,697
     10           7,594      6,658        6,275       106,658
     15          13,028     12,998       12,998       112,998
     20          19,964     22,945       22,945       122,945
     25          28,815     38,525       38,525       138,525
     30          40,112     63,014       63,014       163,014

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD

  OF YEARS, BUT ALSO FLUCTUATED  ABOVE OR BELOW THAT  AVERAGE FOR
  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>


          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 25
            $100,000 Face Amount Death Benefit Option 2
                    $575 Annual Planned Premium
                    ASSUMING GUARANTEED CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604        383           $0      $100,383
      2           1,238        698            0       100,698
      3           1,903      1,011          244       101,011
      4           2,602      1,322          555       101,322
      5           3,336      1,628          861       101,628
      6           4,107      1,930        1,240       101,930
      7           4,916      2,225        1,611       102,225
      8           5,765      2,512        1,975       102,512
      9           6,657      2,791        2,331       102,791
     10           7,594      3,060        2,676       103,060
     15          13,028      4,210        4,210       104,210
     20          19,964      4,909        4,909       104,909
     25          28,815      4,965        4,965       104,965
     30          40,112      4,040        4,040       104,040

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE

  MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  6% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $410           $0      $100,410
      2           1,238        775            8       100,775
      3           1,903      1,158          391       101,158
      4           2,602      1,560          793       101,560
      5           3,336      1,981        1,214       101,981
      6           4,107      2,421        1,730       102,421
      7           4,916      2,877        2,263       102,877
      8           5,765      3,351        2,814       103,351
      9           6,657      3,842        3,381       103,842
     10           7,594      4,348        3,964       104,348
     15          13,028      7,090        7,090       107,090
     20          19,964     10,082       10,082       110,082
     25          28,815     13,129       13,129       113,129
     30          40,112     15,810       15,810       115,810

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD

  OF YEARS, BUT ALSO FLUCTUATED  ABOVE OR BELOW THAT  AVERAGE FOR
  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1            $604       $438           $0      $100,438
      2           1,238        855           88       100,855
      3           1,903      1,318          550       101,318
      4           2,602      1,831        1,064       101,831
      5           3,336      2,398        1,630       102,398
      6           4,107      3,023        2,333       103,023
      7           4,916      3,711        3,098       103,711
      8           5,765      4,468        3,931       104,468
      9           6,657      5,298        4,838       105,298
     10           7,594      6,209        5,825       106,209
     15          13,028     12,231       12,231       112,231
     20          19,964     21,631       21,631       121,631
     25          28,815     36,284       36,284       136,284
     30          40,112     59,070       59,070       159,070

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD

  OF YEARS, BUT ALSO FLUCTUATED  ABOVE OR BELOW THAT  AVERAGE FOR
  INDIVIDUAL POLICY  YEARS. NO REPRESENTATIONS  CAN BE MADE  THAT
  THESE HYPOTHETICAL RATES  OF RETURN CAN BE ACHIEVED FOR ANY ONE
  YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 45
            $100,000 Face Amount Death Benefit Option 1
                   $1,325 Annual Planned Premium
                      ASSUMING CURRENT CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $896           $0      $100,000
      2           2,852      1,762          202       100,000
      3           4,386      2,591        1,031       100,000
      4           5,996      3,382        1,822       100,000
      5           7,688      4,128        2,568       100,000
      6           9,463      4,830        3,426       100,000
      7          11,328      5,482        4,234       100,000
      8          13,285      6,092        5,000       100,000
      9          15,341      6,652        5,716       100,000
     10          17,499      7,165        6,385       100,000
     15          30,021      8,936        8,936       100,000
     20          46,003      8,941        8,941       100,000
     25          66,400      4,663        4,663       100,000
     30          92,433       0(4)         0(4)          0(4)

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION

  OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY
  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  6% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $960           $0      $100,000
      2           2,852      1,945          385       100,000
      3           4,386      2,949        1,389       100,000
      4           5,996      3,973        2,413       100,000
      5           7,688      5,008        3,448       100,000
      6           9,463      6,058        4,654       100,000
      7          11,328      7,116        5,868       100,000
      8          13,285      8,190        7,098       100,000
      9          15,341      9,275        8,339       100,000
     10          17,499     10,371        9,591       100,000
     15          30,021     15,997       15,997       100,000
     20          46,003     21,557       21,557       100,000
     25          66,400     24,883       24,883       100,000
     30          92,433     23,366       23,366       100,000

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY

  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391     $1,023           $0      $100,000
      2           2,852      2,135          575       100,000
      3           4,386      3,338        1,778       100,000
      4           5,996      4,640        3,080       100,000
      5           7,688      6,044        4,484       100,000
      6           9,463      7,563        6,159       100,000
      7          11,328      9,204        7,956       100,000
      8          13,285     10,987        9,895       100,000
      9          15,341     12,923       11,987       100,000
     10          17,499     15,031       14,251       100,000
     15          30,021     28,881       28,881       100,000
     20          46,003     51,063       51,063       100,000
     25          66,400     87,773       87,773       101,816
     30          92,433    149,516      149,516       159,982

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY

  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 45
            $100,000 Face Amount Death Benefit Option 1
                   $1,325 Annual Planned Premium
                    ASSUMING GUARANTEED CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $896           $0      $100,000
      2           2,852      1,705          145       100,000
      3           4,386      2,477          917       100,000
      4           5,996      3,212        1,652       100,000
      5           7,688      3,907        2,347       100,000
      6           9,463      4,560        3,156       100,000
      7          11,328      5,166        3,918       100,000
      8          13,285      5,719        4,627       100,000
      9          15,341      6,214        5,278       100,000
     10          17,499      6,645        5,865       100,000
     15          30,021      7,635        7,635       100,000
     20          46,003      5,834        5,834       100,000
     25          66,400       0(4)         0(4)    100,000(4)
     30          92,433       0(5)         0(5)          0(5)

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.
  (5) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  6% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)        enefit
      1          $1,391       $960           $0      $100,000
      2           2,852      1,886          326       100,000
      3           4,386      2,828        1,268       100,000
      4           5,996      3,787        2,227       100,000
      5           7,688      4,759        3,199       100,000
      6           9,463      5,744        4,340       100,000
      7          11,328      6,737        5,489       100,000
      8          13,285      7,732        6,640       100,000
      9          15,341      8,724        7,788       100,000
     10          17,499      9,708        8,928       100,000
     15          30,021     14,280       14,280       100,000
     20          46,003     17,398       17,398       100,000
     25          66,400     16,666       16,666       100,000
     30          92,433      6,831        6,831       100,000

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.
  (5) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION

  OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY
  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>

                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391     $1,023           $0      $100,000
      2           2,852      2,074          515       100,000
      3           4,386      3,210        1,650       100,000
      4           5,996      4,438        2,878       100,000
      5           7,688      5,764        4,204       100,000
      6           9,463      7,200        5,796       100,000
      7          11,328      8,750        7,502       100,000
      8          13,285     10,424        9,332       100,000
      9          15,341     12,229       11,293       100,000
     10          17,499     14,176       13,396       100,000
     15          30,021     26,540       26,540       100,000
     20          46,003     45,313       45,313       100,000
     25          66,400     75,844       75,844       100,000
     30          92,433    129,308      129,308       138,360

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) Provided the Minimum Premium Requirement has been met, the death benefit guarantee will have kept the Policy in force until this point, i.e. the policy anniversary on which the life insured is 70 years old, at which time the death benefit guarantee will expire and in the absence of additional premium payments the Policy will lapse.
  (5) In the absence of additional premium payments, the Policy will lapse.

  THE  POLICY VALUE,  CASH SURRENDER VALUE  AND THE DEATH BENEFIT
  WILL DIFFER  IF  PREMIUMS  ARE  PAID IN  DIFFERENT  AMOUNTS  OR
  FREQUENCIES.

  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>


          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 45
            $100,000 Face Amount Death Benefit Option 2
                   $1,325 Annual Planned Premium
                      ASSUMING CURRENT CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $893           $0      $100,893
      2           2,852      1,754          194       101,754
      3           4,386      2,573        1,014       102,573
      4           5,996      3,352       1,792        103,352
      5           7,688      4,081        2,521       104,081
      6           9,463      4,761        3,357       104,761
      7          11,328      5,387        4,139       105,387
      8          13,285      5,965        4,873       105,965
      9          15,341      6,487        5,551       106,487
     10          17,499      6,956        6,176       106,956
     15          30,021      8,409        8,409       108,409
     20          46,003      7,901        7,901       107,901
     25          66,400      2,922        2,922       102,922
     30          92,433       0(4)         0(4)         0(4)

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE  POLICY VALUE,  CASH SURRENDER VALUE  AND THE DEATH BENEFIT
  WILL DIFFER  IF  PREMIUMS  ARE  PAID IN  DIFFERENT  AMOUNTS  OR
  FREQUENCIES.

  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>

                                  6% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $956           $0      $100,956
      2           2,852      1,935          375       101,935
      3           4,386      2,929        1,369       102,929
      4           5,996      3,937        2,377       103,937
      5           7,688      4,950        3,390       104,950
      6           9,463      5,969        4,565       105,969
      7          11,328      6,988        5,740       106,988
      8          13,285      8,012        6,920       108,012
      9          15,341      9,034        8,098       109,034
     10          17,499     10,054        9,274       110,054
     15          30,021     15,002       15,002       115,002
     20          46,003     19,051       19,051       119,051
     25          66,400     18,949       18,949       118,949
     30          92,433     11,089       11,089       111,089

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY

  VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391     $1,020           $0      $101,020
      2           2,852      2,125          565       102,125
      3           4,386      3,314        1,755       103,314
      4           5,996      4,597        3,037       104,597
      5           7,688      5,971        4,411       105,971
      6           9,463      7,449        6,045       107,449
      7          11,328      9,032        7,784       109,032
      8          13,285     10,739        9,647       110,739
      9          15,341     12,574       11,638       112,574
     10          17,499     14,551       13,771       114,551
     15          30,021     27,004       27,004       127,004
     20          46,003     45,043       45,043       145,043
     25          66,400     68,784       68,784       168,784
     30          92,433     98,875       98,875       198,875

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY

  WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Nonsmoker Issue Age 45
            $100,000 Face Amount Death Benefit Option 2
                   $1,325 Annual Planned Premium
                    ASSUMING GUARANTEED CHARGES

  <REDLINE>
                                  0% Hypothetical
                                  Gross Investment Return

 End of                                    Cash
 Policy     Accumulated     Policy    Surrender         Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $893           $0      $100,893
      2           2,852      1,695          135       101,695
      3           4,386      2,458          898       102,458
      4           5,996      3,178        1,618       103,178
      5           7,688      3,855        2,295       103,855
      6           9,463      4,485        3,081       104,485
      7          11,328      5,062        3,814       105,062
      8          13,285      5,582        4,490       105,582
      9          15,341      6,027        5,101       106,037
     10          17,499      6,421        5,641       106,421
     15          30,021      7,058        7,058       107,058
     20          46,003      4,728        4,728       104,728
     25          66,400      0(4)          0(4)    100,000(4)
     30          92,433       0(5)         0(5)          0(5)

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  (5) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  6% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy    Aaccumulated     Policy   Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391       $956           $0      $100,956
      2           2,852      1,875          315       101,875
      3           4,386      2,806        1,246       102,806
      4           5,996      3,746        2,186       103,746
      5           7,688      4,694        3,134       104,694
      6           9,463      5,647        4,243       105,647
      7          11,328      6,597        5,349       106,597
      8          13,285      7,539        6,447       107,539
      9          15,341      8,465        7,529       108,465
     10          17,499      9,365        8,585       109,365
     15          30,021     13,176       13,176       113,176
     20          46,003     14,577       14,577       114,577
     25          66,400     10,545       10,545       110,545
     30          92,433       0(5)         0(5)          0(5)


  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  (5) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF

  FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

  <REDLINE>
                                  12% Hypothetical
                                   Gross Investment Return

 End of                                    Cash
 Policy     Accumulated    Policy    Surrender          Death
Year(1)     Premiums(2)      Value     Value(3)       Benefit
      1          $1,391     $1,020           $0      $101,020
      2           2,852      2,063          503       102,063
      3           4,386      3,184        1,624       103,184
      4           5,996      4,389        2,829       104,389
      5           7,688      5,684        4,124       105,684
      6           9,463      7,074        5,670       107,074
      7          11,328      8,563        7,315       108,563
      8          13,285     10,154        9,062       110,154
      9          15,341     11,851       10,915       111,851
     10          17,499     13,655       12,875       113,655
     15          30,021     24,438       24,438       124,438
     20          46,003     38,309       38,309       138,309
     25          66,400     54,457       54,457       154,457
     30          92,433     70,144       70,144       170,144

  (1) All values shown are as of the end of the policy year indicated and assume that (a) premiums paid after the initial premium are received on the policy anniversary,
       (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and
       (d)  no premiums  have been  allocated  to the  Guaranteed
       Interest Account.
  (2)  Assumes net interest of 5% compounded annually.
  (3) Provided the Minimum Premium Requirement has been and continues to be met, the death benefit guarantee will keep the Policy in force until the policy anniversary on which the life insured is 70 years old.
  (4) In the absence of additional premium payments, the Policy will lapse.

  (5) In the absence of additional premium payments, the Policy will lapse.

  THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE

  POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANULIFE SERIES FUND, INC. AND NASL SERIES TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
  </REDLINE>

                    PART II.  OTHER INFORMATION

                 CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

The facing sheet;

The Prospectus, consisting of _____ pages;

The signatures;

Written consents of the following persons:

    Jones & Blouch L.L.P.

       Ernst & Young LLP

        John R. Ostler


  The following  exhibits, filed as  part of this  Post-Effective
  Amendment No. 9 are incorporated herein by reference to the designated filings:


  1.     Copies of  all exhibits required  by paragraph A of  the
         instructions  as to  exhibits  in  Form N-8B-2  are  set
         forth   below   under   designations   based   on   such
         instructions:

         A(1)
                       Resolutions  of Board of  Directors of The
                       Manufacturers  Life  Insurance Company  of
                       America   establishing  Separate   Account
                       Four, previously filed as Exhibit  A(1) to
                       Registrant's  registration  statement   on
                       Form S-6, April 24, 1987.

         A(3) (a)(i)   Distribution    Agreement    between   The
                       Manufacturers  Life  Insurance Company  of
                       America  and  ManEquity, Inc.,  previously
                       filed   as   Exhibit  (A)(3)(a)   to  Pre-
                       Effective  Amendment  No.  1,  August  13,
                       1987.

         A(3)(a)(ii)   Amendment   to   Distribution   Agreement,
                       previously filed as Exhibit A(3)(a)(ii) to

                       Post-Effective  Amendment No.  9, February
                       28, 1992.

         A(3)(b)(i)    Specimen agreement between ManEquity, Inc.
                       and registered representatives, previously
                       filed  as  Exhibit  A(3)(b)(i)   to  Post-
                       Effective  Amendment  No.9,  February  28,
                       1992.

         A(3)(b)(ii)   Specimen agreement between ManEquity, Inc.
                       and dealers, previously  filed as  Exhibit
                       A(3)(b)(ii)  to  Post-Effective  Amendment
                       No. 11, February 26, 1993.


         A(3)(c) Schedule of Sales Commissions, previously filed as Exhibit A(3)(c) to Post-Effective
                       Amendment No. 9, February 28, 1992.

         A(5)(a)       Form  of  Flexible  Premium Variable  Life
                       Insurance Policy, as amended, previously filed as Exhibit A(5) to Pre-Effective
                       Amendment No. 2, November 19, 1987.

         A(5)(b)       Endorsement  to Flexible  Premium Variable
                       Life Insurance Policy, previously filed as
                       Exhibit    A(5)(b)    to    Post-Effective
                       Amendment No. 9, February 28, 1992.

         A(5)(c) Endorsement to Flexible Premium Variable Life Insurance Policy re redomestication, previously filed as Exhibit A(5)(c) to Post-Effective Amendment No. 11, February 26, 1993.

         A(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America, previously filed as Exhibit A(6)(a) to Post-Effective Amendment No. 11, February 26, 1993.

         A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America, previously filed as Exhibit A(6)(b) to Post-Effective Amendment No. 11, February 26, 1993.

         A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as
                       Exhibit   1.A(8)(a)    to   Post-Effective
                       Amendment  No.  7   to  the   registration
                       statement  on Form N-4 of Separate Account
                       One  of  The Manufacturers  Life Insurance
                       Company  of  America  (File No.  2-88607),
                       March 2, 1989.

         A(8)(a)(i)    Amendment to Service Agreement, previously
                       filed  as  Exhibit  A(8)(a)(i)   to  Post-
                       Effective Amendment No.  11, February  26,
                       1993.

         A(8)(a)(ii)   Amendments to Service  Agreement: May  31,
                       1993 and June 30, 1993.   Previously filed
                       as  Exhibit A(8)(a)(ii)  to Post-Effective
                       Amendment No. 13, March 1, 1994.

         A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit A(8)(b) to Pre-Effective Amendment No. 1, August 13, 1987.

         A(8)(c) Automatic Coinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company, previously filed as Exhibit (7) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Separate Account Two of The Manufacturers Life Insurance Company of America (File No. 33-14499), September 4, 1987.

         A(8)(d) Service Agreement between between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994, previously filed as Exhibit A(8)(d) to Post-Effective Amendment No. 14, April 26, 1994.

         A(10)(a)      Form of Application  for Flexible  Premium
                       Variable Life Insurance Policy, previously filed as Exhibit A(10) to Pre-Effective
                       Amendment No. 1, August 13, 1987.

         A(10)(b) Form of Streamlined Application for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(b) to Post-Effective Amendment No. 5, March 2, 1990.

         A(10)(c) Form of Short Form Application for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(c) to Post-Effective Amendment No. 5, March 2, 1990.

         A(10)(d) Form of Application Supplement for Flexible Premium Variable Life Insurance Policy, previously filed as Exhibit A(10)(d) to Post-Effective Amendment No. 7, March 1, 1991.

  2.     See Exhibit A(5).

  3.     Opinion  and  consent  of  Stephen   C.  Nesbitt,  Esq.,
         General Counsel  of  The  Manufacturers  Life  Insurance
         Company of America, previously filed as Exhibit 3 to Pre-Effective Amendment No. 1, August 13, 1987.

  4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

  5.     Not applicable.

  6.     Opinion and consent of John R. Ostler, Vice-President,
         Chief Actuary and Treasurer of The Manufacturers Life
         Insurance Company of America.**

  7. Form of notice of short term cancellation right and request for refund, previously filed as Exhibit 7 to pre-Effective Amendment No. 1, August 13, 1987.

  8(a). Form of notice of right of surrender and refund, previously filed as Exhibit 8 to Pre-Effective
         Amendment No. 1, August 13, 1987.

  8(b). Form of notice of right of surrender and refund (face amount increase), previously filed as Exhibit 8(b) to Post-Effective Amendment No. 9, February 28, 1992.

  9.     Memorandum Regarding Issuance, Face Amount Increase,
         Redemption and Transfer Procedures for the Policies, previously filed as Exhibit 9 to Post-Effective
         Amendment No. 18, April 27, 1995.

  10.    Consent of Ernst & Young LLP.**

  11.    Consent of Jones & Blouch L.L.P.**

  12.    Financial Data Schedule.**

  ** Filed Herewith Electronically

                             SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, SEPARATE ACCOUNT FOUR OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and its depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, have caused this amended registration statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on the 13th day of December, 1995.

  [SEAL]               SEPARATE ACCOUNT FOUR OF THE
                       MANUFACTURERS LIFE INSURANCE
                       COMPANY OF AMERICA
                              (Registrant)

                       By: THE MANUFACTURERS LIFE
                           INSURANCE COMPANY OF AMERICA
                              (Depositor)

                       By:  Donald A. Guloien
                            -----------------------------
                            DONALD A. GULOIEN
                            President

                       THE MANUFACTURERS LIFE INSURANCE
                       COMPANY OF AMERICA

                       By:  Donald A. Guloien
                            -----------------------------
                            DONALD A.GULOIEN
                            President
  Attest
  Sheri L. Kocen
  ----------------





  (60)SA4-486(a)

                             SIGNATURES


         Pursuant to the requirements of the Securities Act of l933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

  Signature                 Title                            Date

  Donald A. Guloien         President and Director           December 13, 1995
  DONALD A. GULOIEN         (Principal Executive Officer)


                            Director
  SANDRA M. COTTER


                            Director
  LEONARD V. DAY, Jr.


  Stephen C. Nesbitt        Director                         December 13, 1995
  STEPHEN C. NESBITT


  Joseph J. Pietroski       Director                         December 13, 1995
  JOSEPH J. PIETROSKI


  John D. Richardson        Director and Chairman            December 13, 1995
  JOHN D. RICHARDSON


  Diane M. Schwartz         Director                         December 13, 1995
  DIANE M. SCHWARTZ


  Douglas H. Myers          Vice President, Finance          December 13, 1995
  DOUGLAS H. MYERS          (Principal Financial and
                            Accounting Officer)


                              EXHIBITS

                                                  Page in Sequential
                                                    Numbering System
                                                     Where Exhibit
  Exhibit No.      Description                         Located

  A(1)             Resolutions of Board           Previously filed as
                   of Directors of The            Exhibit A(1) to Regis-
                   Manufacturers Life             trant's registration
                   Insurance Company of           statement on Form S-6,
                   America establishing           April 24, 1987.
                   Separate Account Four


  A(3)(a)(i)       Distribution Agreement         Previously filed as
                   between The Manufacturers      Exhibit (A)(3)(a) to
                   Life Insurance Company of      Pre-Effective Amendment
                   America and ManEquity, Inc.    No. 1, August 13, 1987.


  A(3)(a)(ii)      Amendment to Distribution      Previously filed as
                   Agreement.                     Exhibit A(3)(a)(ii) to
                                                  Post-Effective Amendment
                                                  No.9, February 28, 1992.

  A(3)(b)(i)       Specimen agreement             Previously filed as
                   between ManEquity, Inc.        Exhibit A(3)(b)(i) to
                   and registered repre-          Post-Effective Amendment
                   sentatives.                    No. 9, February 28, 1992.

  A(3)(b)(ii)      Specimen agreement             Previously filed as
                   between ManEquity, Inc.        Exhibit A(3)(b)(ii) to
                   and dealers.                   Post-Effective Amendment
                                                  No. 11, February 26, 1993.

  A(3)(c)          Schedule of Sales              Previously filed as
                   Commissions.                   Exhibit A(3)(c) to
                                                  Post-Effective Amendment
                                                  No. 9, February 28, 1992.

  A(5)(a)          Form of Flexible Premium       Previously filed as
                   Variable Life Insurance        Exhibit A(5) to Pre-
                   Policy, as amended             Effective Amendment
                                                  No. 2, November 19, 1987.

  A(5)(b)          Endorsement to Flexible        Previously filed as
                   Premium Variable Life          Exhibit A(5)(b) to Post-
                   Insurance Policy.              Effective Amendment
                                                  No. 9, February 28, 1992.

                                                  Page in Sequential
                                                    Numbering System
                                                     Where Exhibit
  Exhibit No.      Description                         Located
  A(5)(c)          Endorsement to Flexible        Previously filed as
                   Premium Variable Life          Exhibit A(5)(c) to Post-
                   Insurance Policy re            Effective Amendment No. 11,
                   redomestication.               February 26, 1993.

  A(6)(a)          Restated Articles of           Previously filed as
                   Redomestication of The         Exhibit A(6)(a) to
                   Manufacturers Life             Post-Effective Amendment
                   Insurance Company of           No. 11, February 26, 1993.
                   America.

  A(6)(b)          By-Laws of The Manu-           Previously filed as
                   facturers Life Insurance       Exhibit A(6)(b) to
                   Company of America.            Post-Effective Amendment
                                                  No. 11, February 26, 1993.

  A(8)(a)          Service Agreement between      Previously filed as
                   The Manufacturers Life         Exhibit 1.A(8)(a) to
                   Insurance Company of           Post-Effective Amend-
                   America and The Manu-          ment No. 7 to the
                   facturers Life Insurance       registration statement
                   Company.                       on Form N-4 of Separate
                                                  Account One of The
                                                  Manufacturers Life Insurance
                                                  Company of America (File No.
                                                  2-88607), March 2, 1989.

  A(8)(a)(i)       Amendment to Service           Previously filed as
                   Agreement                      Exhibit A(8)(a)(i) to
                                                  Post-Effective Amendment
                                                  No. 11, February 26, 1993.

  A(8)(a)(ii)      Amendments to Service          Previously filed as
                   Agreement:  May 31, 1993       Exhibit A(8)(a)(ii) to
                   and June 30, 1993              Post-Effective Amendment
                                                  No. 13, March 1, 1994.

  A(8)(b)          Stoploss Reinsurance           Previously filed as
                   Agreement between The          Exhibit A(8)(b) to
                   Manufacturers Life             Pre-Effective Amend-
                   Insurance Company of           ment No. 1, August 13, 1987
                   America and The Manu-
                   facturers Life Insurance
                   Company.

                                                  Page in Sequential
                                                    Numbering System
                                                     Where Exhibit
  Exhibit No.      Description                         Located

  A(8)(c)          Automatic Coinsurance          Previously filed as
                   Agreement between The          Exhibit (7) to Pre-
                   Manufacturers Life             Effective Amendment
                   Insurance Company of           No. 1 to the regis-
                   America and The Manu-          tration statement on
                   facturers Life Insurance       Form N-4 of Separate
                   Company.                       Account Two of The Manu-
                                                  facturers Life Insurance
                                                  Company of America (File No.
                                                  33-14499), September 4, 1987.

  A(8)(d)          Service Agreement between      Previously filed as
                   between The Manufacturers      Exhibit A(8)(d) to Post-
                   Life Insurance Company and     Effective Amendment
                   ManEquity, Inc. dated          No. 14, April 26, 1994.
                   January 2, 1991 as amended
                   March 1, 1994.

  A(10)(a)         Form of Application for        Previously filed as
                   Flexible Premium Variable      Exhibit A(10) to Pre-
                   Life Insurance Policy.         Effective Amendment No.
                   1, August 13, 1987.

  A(10)(b)         Form of Streamlined            Previously filed as
                   Application for Flexible       Exhibit A(10)(b) to
                   Premium Variable Life          Post-Effective Amend-
                   Insurance Policy.              ment No. 5, March 2, 1990.

                                                  Page in Sequential
                                                    Numbering System
                                                     Where Exhibit
  Exhibit No.      Description                         Located
  A(10)(c)         Form of Short Form             Previously filed as
                   Application for Flexible       Exhibit A(10)(c) to
                   Premium Variable Life          Post-Effective Amend-
                   Insurance Policy.              ment No. 5, March 2, 1990.

  A(10)(d)         Form of Application            Previously filed as
                   Supplement for Flexible        Exhibit A(10)(d) to
                   Premium Variable Life          Post-Effective Amend-
                   Insurance Policy.              ment No. 7, March 1, 1991.

  2.               See Exhibit A(5).

  3.               Opinion and consent of         Previously filed as
                   Stephen C. Nesbitt, Esq.,      Exhibit 3 to Pre-
                   General Counsel of The         Effective Amendment
                   Manufacturers Life Insurance   No. 1, August 13, 1987.
                   Company of America.

  4.               No financial statements
                   are omitted from the
                   prospectus pursuant to instruction
                   1(b) or (c) of Part I.

  5.               Not applicable.

  6.               Opinion and consent of
                   John R. Ostler, Vice-
                   President, Chief Actuary
                   and Treasurer of The Manu-
                   facturers Life Insurance
                   Company of America.**

  7.               Form of notice of short-       Previously filed as
                   term cancellation right        Exhibit 7 to Post-
                   and request for refund.        Effective Amendment
                                                  No. 9, February 28, 1992.

  8(a).            Form of notice of right        Previously filed as
                   of surrender and refund.       Exhibit 8 to Pre-
                                                  Effective Amendment No.
                                                  1, August 13, 1987.

  ** Filed Herewith Electronically

                                                  Page in Sequential
                                                    Numbering System
                                                     Where Exhibit
  Exhibit No.      Description                         Located

  8(b).            Form of notice of right        Previously filed as
                   of surrender and refund        Exhibit 8(b) to Post-
                   (face amount increase).        Effective Amendment
                                                  No. 9, February 28, 1992.

  9.               Memorandum Regarding           Previously filed as
                   Issuance, Face Amount          Exhibit 9 to Post-
                   Increase, Redemption           Effective Amendment
                   and Transfer Procedures        No. 18, April 27,
                   for the Policies.              1995.

  10.              Consent of Ernst &
                   Young LLP.**

  11.              Consent of Jones &
                   Blouch L.L.P.**

  12.              Financial Data Schedule.**


  Filed Herewith Electronically.